                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-02258
                                                     ---------

                          Eaton Vance Series Trust II
                          ---------------------------
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                    June 30
                                    -------
                            Date of Fiscal Year End

                                 June 30, 2006
                                 -------------
                            Date of Reporting Period

-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

       [logo]
  EATON VANCE(R)
-------------------
MANAGED INVESTMENTS

[graphic omitted]

Annual Report June 30, 2006

[graphic omitted]


                                   EATON VANCE
                                  TAX-MANAGED
                                    EMERGING
                                     MARKETS
                                      FUND

[graphic omitted]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                1-800-262-1122.

                              --------------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                              --------------------


PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                              --------------------

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2006

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[Photo of Cliff Quisenberry, CFA
Portfolio Manager]

The Fund
--------------------------------------------------------------------------------
The Past Year

o During the year ended June 30, 2006, the Fund's Class I shares had a total return of 35.35%. This return resulted from an increase in net asset value
    (NAV) per share to $31.60 on June 30, 2006, from $23.88 on June 30, 2005, and the reinvestment of $0.658 per share in dividend income distributed.(1)

o For comparison, during the same period, the average return of the Fund's Lipper peer group, Lipper Emerging Markets Classification, was 34.72%, while the return for the Fund's benchmark, S&P/International Finance Corp. Investable Emerging Market Index-- an unmanaged index of common stocks traded in the emerging markets and available to foreign investors-- was 38.12%.(2)

 Management Discussion
--------------------------------------------------------------------------------
o Emerging markets stocks continued to appreciate for much of the year before seeing a sharp correction near the end of the period. The Fund underperformed its benchmark index, the S&P/International Finance Corp. Investable Emerging Market Index.(2) However, the Fund slightly outperformed its Lipper peer group average during the year.

o The Fund underperformed its benchmark primarily because it had less exposure to certain larger emerging markets countries, such as Korea, South Africa, and China, which outperformed relative to smaller emerging markets countries, such as Egypt, Hungary, Thailand, Chile and the Philippines.

o The strong performance among the larger countries was partly due to record inflows into the emerging markets for most of the year. Due to their higher allocations in typical investment portfolios and their liquidity, larger markets historically have benefited from this type of inflow activity. For much of the year ended June 30, 2006, as for the past three years, stocks in emerging markets have seen impressive gains. Despite continued hikes in short-term interest rates by the U.S. Federal Reserve Board, long-term interest rates have remained at low levels worldwide-- including in the United States. Oil, gas and other major commodities have risen to record-high prices, bolstering the economies of many emerging markets countries that produced them. Moreover, several of the larger emerging markets countries, such as Russia and South Korea, have seen strong equity market returns due to solid economic growth.

o In May 2006, global stock markets declined on news that the U.S. Federal Reserve was more concerned about inflation than had been anticipated. This caused concern that rates could continue increasing globally, leading to a worldwide economic slowdown. While all sectors declined, emerging markets were hit particularly hard as investors moved assets into less volatile investments.

o The Fund's structural overweight to smaller emerging markets countries-- compared with its benchmark index-- means that it typically underweights the largest emerging markets. As a result, the Fund can lag its benchmark in periods when these larger markets outperform the pack, as they did for much of the past year ended June 30, 2006. The Fund is ordinarily exposed to over 30 emerging markets countries, thereby providing the benefits of diversification. In addition, although past performance is no guarantee of future results, smaller emerging markets countries historically have been less volatile during market downturns.

o Management continued to employ tax-efficient techniques, such as harvesting losses to match gains and using cash flows to avoid excess turnover. In addition, management continued its disciplined strategy of rebalancing the Fund, including reducing allocations after periods of substantial appreciation, to enhance returns and manage risk.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
--------------------------------------------------------------------------------

1 The Fund has no sales charge. This return does not include the 2% fee Class I shares are subject to when they are exchanged or redeemed.

2 It is not possible to invest directly in an Index or Lipper Classification. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

See page 3 for more performance information, including after-tax returns.

--------------------------------------------------------------------------------
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

--------------------------------------------------------------------------------
The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
--------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2006

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class I of the Fund with that of the S&P/International Finance Corp. Investable Emerging Market Index, an unmanaged index of common stocks traded in the emerging markets and available to foreign investors. The lines on the graph represent the total returns of a hypothetical investment of $50,000 in each of Class I and the S&P/International Finance Corp. Investable Emerging Market Index. Class I total returns are presented at net asset value. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.


REGIONAL WEIGHTINGS*
By total investments

Asia/Pacific                    37.7%
Emerging Europe                 23.2%
Latin America                   21.2%
Middle East/Africa              17.9%


Comparison of Change in Value of a $50,000 Investment in Eaton Vance Tax-Managed Emerging Markets Fund vs. the S&P/International Finance Corp. Investable Emerging Market Index**

        June 30, 1998 - June 30, 2006

                  Eaton Vance              S&P/International
                  Tax-Managed                Finance Corp.
                Emerging Markets         Investable Emerging
                      Fund                   Market Index
 6/30/1998          $50,000                    $50,000
 7/31/1998           51,000                     51,995
 8/31/1998           38,352                     37,379
 9/30/1998           39,702                     39,177
10/31/1998           43,851                     43,675
11/30/1998           47,701                     46,959
12/31/1998           47,319                     46,259
 1/31/1999           46,363                     45,191
 2/28/1999           46,818                     45,995
 3/31/1999           50,240                     51,312
 4/30/1999           58,545                     58,311
 5/31/1999           60,459                     57,267
 6/30/1999           66,699                     63,510
 7/31/1999           67,099                     62,589
 8/31/1999           67,099                     63,265
 9/30/1999           65,992                     61,500
10/31/1999           67,147                     62,545
11/30/1999           71,625                     68,168
12/31/1999           81,667                     77,302
 1/31/2000           81,969                     77,411
 2/29/2000           83,847                     77,333
 3/31/2000           82,170                     78,462
 4/30/2000           74,561                     70,341
 5/31/2000           70,557                     68,386
 6/30/2000           71,721                     70,321
 7/31/2000           68,931                     66,939
 8/31/2000           69,999                     67,193
 9/30/2000           64,064                     61,186
10/31/2000           59,701                     56,230
11/30/2000           55,390                     51,265
12/31/2000           57,866                     52,752
 1/31/2001           63,960                     59,525
 2/28/2001           59,169                     54,941
 3/31/2001           54,796                     50,211
 4/30/2001           57,142                     53,183
 5/31/2001           59,902                     54,795
 6/30/2001           58,806                     53,803
 7/31/2001           56,200                     50,128
 8/31/2001           56,875                     49,447
 9/30/2001           49,060                     41,782
10/31/2001           50,831                     44,373
11/30/2001           54,999                     49,573
12/31/2001           57,799                     53,698
 1/31/2002           61,146                     55,615
 2/28/2002           60,192                     56,688
 3/31/2002           63,111                     60,639
 4/30/2002           64,386                     61,203
 5/31/2002           64,122                     60,200
 6/30/2002           59,665                     55,853
 7/31/2002           56,002                     52,318
 8/31/2002           56,960                     52,998
 9/30/2002           52,551                     47,110
10/31/2002           55,257                     50,134
11/30/2002           58,816                     53,614
12/31/2002           58,639                     51,587
 1/31/2003           59,067                     51,633
 2/28/2003           58,264                     50,105
 3/31/2003           57,297                     48,266
 4/30/2003           62,986                     53,194
 5/31/2003           67,440                     56,897
 6/30/2003           70,232                     60,418
 7/31/2003           73,132                     63,669
 8/31/2003           77,154                     68,259
 9/30/2003           79,515                     69,003
10/31/2003           85,845                     74,607
11/30/2003           87,459                     75,562
12/31/2003           95,444                     81,070
 1/31/2004           97,448                     83,843
 2/29/2004          101,814                     87,884
 3/31/2004          103,667                     89,527
 4/30/2004           97,042                     82,759
 5/31/2004           96,373                     81,633
 6/30/2004           97,269                     81,633
 7/31/2004           97,658                     79,952
 8/31/2004          101,135                     83,526
 9/30/2004          107,587                     88,345
10/31/2004          111,008                     90,898
11/30/2004          119,256                     98,797
12/31/2004          125,589                    103,866
 1/31/2005          127,573                    104,115
 2/28/2005          138,136                    112,850
 3/31/2005          130,746                    105,808
 4/30/2005          127,961                    103,438
 5/31/2005          130,802                    107,317
 6/30/2005          135,628                    110,934
 7/31/2005          144,376                    118,610
 8/31/2005          147,784                    119,607
 9/30/2005          159,931                    130,778
10/31/2005          151,759                    122,264
11/30/2005          160,622                    132,180
12/31/2005          168,059                    140,415
 1/31/2006          188,158                    155,481
 2/28/2006          187,744                    155,590
 3/31/2006          190,072                    157,426
 4/30/2006          202,902                    170,791
 5/31/2006          183,667                    153,883
 6/30/2006          183,612                    153,237


** Source: Thomson Financial. Class I of the Fund commenced investment operations on 6/30/98. The Fund's performance prior to February 6, 2004 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

 It is not possible to invest directly in an Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.


SECTOR WEIGHTINGS*
--------------------------------------------------------------------------------
By total investments

Financials                      22.0%
Materials                       12.8%
Telecommunication Services      12.7%
Energy                          11.3%
Industrials                      9.7%
Consumer Staples                 8.4%
Consumer Discretionary           7.3%
Information Technology           6.1%
Utilities                        4.4%
Health Care                      2.4%
Investment Funds                 2.3%
Other                            0.5%

* Weightings are shown as a percentage of total investments as of 6/30/06. Portfolio information may not be representative of the Fund's current or future investments and may change due to active management.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2006

FUND PERFORMANCE

"Return Before Taxes" does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. "Return After Taxes on Distributions" reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. "Return After Taxes on Distribution and Sale of Fund Shares" also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2006)

RETURNS AT NET ASSET VALUE (NAV) (CLASS I)
                                        One Year   Five Years  Life of Fund*
Return Before Taxes                      35.35%     25.57%        17.66%
Return After Taxes on Distributions      34.90      24.77         16.95
Return After Taxes on Distributions
  and Sale of Fund Shares                23.51      22.33         15.43

RETURNS REFLECTING THE REDEMPTION FEE (CLASS I)

                                        One Year   Five Years  Life of Fund*
Return Before Taxes                      33.35%     25.41%        17.58%
Return After Taxes on Distributions      32.90      24.60         16.87
Return After Taxes on Distributions
  and Sale of Fund Shares                22.21      22.18         15.35
--------------------------------------------------------------------------------

* Class I commenced operations on 6/30/98. The Fund's performance prior to February 6, 2004 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
--------------------------------------------------------------------------------

 After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. The Fund's after-tax returns may also reflect foreign tax credits passed by the Fund to its shareholders.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2006

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 - June 30, 2006).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
                  EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                Beginning Account Ending Account     Expenses Paid
                      Value             Value        During Period*
                     (1/1/06)          (6/30/06)   (1/1/06 - 6/30/06)
------------------------------------------------------------------------------

ACTUAL
Class I              $1,000.00         $1,092.30         $4.93
------------------------------------------------------------------------------
HYPOTHETICAL
 (5% return per
 year before
 expenses)
Class I              $1,000.00         $1,020.10         $4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2005.
------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS

Long-Term Investments
Common Stocks -- 96.3%

Security                                                                 Shares     Value
------------------------------------------------------------------------------------------------
Argentina -- 1.9%
------------------------------------------------------------------------------------------------
Banco Macro Bansud SA (Class "B" Shares)                                  130,676   $   262,729
BBVA Banco Frances SA                                                      67,312       161,090
BBVA Banco Frances SA (ADR)                                                20,300       147,581
Grupo Financiero Galicia SA (Class "B" Shares) (ADR)(a)                    77,000       481,250
Grupo Financiero Galicia SA (Class "B" Shares)(a)                         263,448       159,756
IRSA Inversiones y Representaciones SA(a)                                 119,544       133,742
IRSA Inversiones y Representaciones SA (GDR)(a)                            16,700       187,541
Ledesma SAAI                                                              259,501       167,461
Molinos Rio de la Plata SA(a)                                              92,923       102,453
Petrobras Energia Participaciones SA(a)                                   134,218       148,418
Quilmes Industrial SA (Class "B" Shares) (ADR)                             14,706       722,359
Siderar SAIC                                                               75,100       565,000
Telecom Argentina SA (Class "B" Shares)(a)                                229,824       521,692
Telecom Argentina SA  (Class "B" Shares) (ADR)(a)                          55,500       643,800
Tenaris SA                                                                287,701     5,784,341
Transportadora de Gas del Sur SA(a)                                       252,923       246,874
Transportadora de Gas del Sur SA  (Class "B" Shares) (ADR)(a)              10,000        51,000
------------------------------------------------------------------------------------------------
                                                                                    $10,487,087
------------------------------------------------------------------------------------------------
Botswana -- 0.3%
------------------------------------------------------------------------------------------------
Sechaba Breweries Ltd.                                                    284,600   $   750,429
Sefalana Holding Co.                                                       99,100       230,308
Standard Chartered Bank of Botswana                                       488,210       895,524
------------------------------------------------------------------------------------------------
                                                                                    $ 1,876,261
------------------------------------------------------------------------------------------------
Brazil -- 6.5%
------------------------------------------------------------------------------------------------
AES Tiete SA (PFD Shares)(a)                                            4,679,000   $   112,421
Aracruz Celulose SA (PFD Shares)                                           63,000       330,974
Banco Bradesco SA                                                          20,000       591,244
Banco Bradesco SA (PFD Shares)                                             49,240     1,540,279
Banco Itau Holding Financeira SA (PFD Shares)                              65,200     1,900,945
Bombril SA (PFD Shares)(a)                                                100,000       433,406
Brasil Telecom Participacoes SA(a)                                      9,400,000       124,001
Brasil Telecom Participacoes SA (PFD Shares)                           40,919,700       267,346
Brasil Telecom SA                                                      20,136,246        83,364
Centrais Eletricas Brasileiras SA                                      22,000,000       477,764
Centrais Eletricas Brasileiras SA (Class "B" Shares)                   17,191,100       356,650
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFD Shares)         7,178,255       222,155
Cia de Bebidas das Americas (PFD Shares)                                6,923,755     2,879,265
Cia de Companhia de Concessoes Rodoviarias (CCR)                           40,000       327,134
Cia de Saneamento Basico do Estado de Sao Paulo                         2,900,000       271,341
Cia Energetica de Minas Gerais (PFD Shares)                            14,700,000       623,659
Cia Siderurgica Nacional SA (CSN)                                          20,100       645,466
Cia Vale do Rio Doce (CVRD)                                                79,800     1,927,663
Cia Vale do Rio Doce (PFD Shares)                                         164,146     3,343,216
Contax Participacoes SA                                                     7,000        10,512
Contax Participacoes SA (ADR)                                              26,608        22,750
Contax Participacoes SA (PFD Shares)                                       31,000        28,074
Duratex SA (PFD Shares)                                                    28,400       255,754
EDP - Energias do Brasil SA                                                16,600       207,093
Eletropaulo Metropolitana SA (PFD Shares)(a)                            5,767,190       239,801
Embratel Participacoes SA(a)                                           37,424,000       114,127
Embratel Participacoes SA (PFD Shares)                                 67,000,000       206,178
Empresa Brasileira de Aeronautica SA                                      234,351     2,143,999
Gerdau SA (PFD Shares)                                                      5,400        81,215
Gol Linhas Aereas Inteligentes SA (PFD Shares)                             14,000       498,094
Investimentos Itau SA (PFD Shares)(a)                                     682,925     2,751,579
Lojas Americanas SA (PFD Shares)                                       28,835,940     1,039,253
Lojas Renner SA(a)                                                          5,800       312,076
Metalurgica Gerdau SA (PFD Shares)                                          8,900       164,491
Natura Cosmeticos SA                                                       35,000       367,102
Net Servicos de Comunicacao SA (PFD Shares)(a)                          1,641,110       887,189
Perdigao SA                                                                24,507       234,964
Petroleo Brasileiro SA (ADR)                                               46,850     3,740,504
Petroleo Brasileiro SA                                                    128,200     2,866,989
Souza Cruz SA                                                              18,700       278,307
Tam SA (PFD Shares)(a)                                                     12,600       344,364
Tele Norte Leste Participacoes SA                                          11,200       304,808
Tele Norte Leste Participacoes SA (PFD Shares) (ADR)                       26,608       339,252
Telesp Telecomunicacoes de Sao Paulo SA (PFD Shares)                        1,063        22,593
Tim Participacoes SA (PFD Shares)                                      88,232,000       244,200
Tim Participacoes SA(a)                                                30,104,900       112,672
Tractebel Energia SA(a)                                                    16,300       129,541
Uniao de Bancos Brasileiros SA (PFD Shares)                                49,723       655,009
Usinas Siderurgicas de Minas Gerais SA (PFD Shares)(a)                     10,000       358,785
Usinas Siderurgicas de Minas Gerals SA(a)                                   4,600       180,663
Votorantim Celulose e Papel SA (PFD Shares)(a)                             12,400       194,229
Weg SA (PFD Shares)                                                       130,700       518,150
------------------------------------------------------------------------------------------------
                                                                                    $36,312,610
------------------------------------------------------------------------------------------------
Bulgaria -- 0.1%
------------------------------------------------------------------------------------------------
Albena Invest Holding Plc(a)                                               19,550   $   172,673
Bulgartabak Holding(a)                                                      3,450        68,793
Doverie Holding AD(a)                                                      37,500        68,645
DZI AD                                                                      1,100        63,648
Sopharma AD                                                                24,000       141,370
------------------------------------------------------------------------------------------------
                                                                                    $   515,129
------------------------------------------------------------------------------------------------
Chile -- 3.2%
------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA (ADR)                      9,800   $   236,670
Antarchile SA                                                               8,000        95,609
Banco de Chile (ADR)                                                       20,800       797,664
Banco de Credito e Inversiones(a)                                           6,500       171,021
Banco Santander Chile SA (ADR)                                             47,622     1,921,071
Cap SA(a)                                                                  12,000       159,422
Cencosud SA                                                                57,000       139,411
Cia Cervecerias Unidas SA (ADR)                                            37,800       835,002
Cia de Telecomunicaciones de Chile SA (ADR)                               113,766       778,159
Corpbanca SA (ADR)                                                         17,000       392,020
Distribucion y Servicio D&S SA (ADR)                                       48,500       779,880
Embotelladora Andina SA (Series "A") (ADR)                                 25,100       337,093
Embotelladora Andina SA (Series "B") (ADR)                                 48,900       719,808
Empresa Nacional de Electricidad SA (ADR)                                  61,159     1,614,597
Empresa Nacional de Telecomunicaciones SA                                   9,000        87,215
Empresas CMPC SA                                                            3,400        92,922
Empresas Copec SA                                                          31,000       283,980
Enersis SA (ADR)                                                          137,171     1,543,174
Grupo Security SA(a)                                                      520,000       118,510
Invercap SA(a)                                                             25,000        92,181
Lan Airlines SA (ADR)                                                      16,100       523,894
Madeco SA (ADR)                                                           105,700       940,730
Masisa SA (ADR)                                                           140,805     1,122,216
Quinenco SA (ADR)                                                          63,100       738,270
S.A.C.I. Falabella SA                                                      31,000        94,488
Sociedad Quimica y Minera de Chile SA (ADR)                                 2,095       213,690
Sociedad Quimica y Minera de Chile SA (Series "B") (ADR)                   20,600     2,145,284
Vina Concha y Toro SA (ADR)                                                31,000       864,900
------------------------------------------------------------------------------------------------
                                                                                    $17,838,881
------------------------------------------------------------------------------------------------
China -- 6.8%
------------------------------------------------------------------------------------------------
Air China Ltd. (Class "H" Shares)                                         300,000   $   125,497
Aluminum Corp. of China Ltd. (Class "H" Shares)                           330,000       246,496
Beijing Enterprises Holdings Ltd.                                          65,000       111,716
Beijing North Star Co., Ltd. (Class "H" Shares)                         1,580,000       352,594
BOE Technology Group Co., Ltd. (Class "B" Shares)(a)                    1,405,300       249,686
BYD Co., Ltd. (Class "H" Shares)(a)                                        70,000       143,000
Chaoda Modern Agriculture Holdings Ltd.(a)                                220,000       137,441
China Construction Bank (Class "H" Shares) (144A)                       3,489,000     1,593,150
China COSCO Holdings Co., Ltd. (Class "H" Shares)                         281,000       145,092
China Everbright Ltd.(a)                                                  932,000       510,867
China International Marine Containers Co., Ltd.
 (Class "B" Shares)(a)                                                    124,100       181,402
China Life Insurance Co., Ltd. (Class "H" Shares)                       1,925,000     3,049,140
China Mengniu Dairy Co., Ltd.                                             143,000       179,509
China Merchants Holdings International Co., Ltd.                          824,000     2,513,695
China Merchants Property Development Co., Ltd.                            392,436       485,050
China Mobile Hong Kong Ltd.                                               710,400     4,062,170
China Netcom Group Corp. (Hong Kong) Ltd.                                 120,500       211,297
China Overseas Land & Investment Ltd.                                     708,000       433,149
China Petroleum & Chemical Corp.                                        5,774,000     3,310,393
China Resources Enterprise Ltd.                                           294,000       600,825
China Southern Airlines Co., Ltd. (Class "H" Shares)(a)                   375,000        85,583
China Telecom Corp. Ltd. (Class "H" Shares)                             1,950,000       636,305
China Travel International Investment Hong Kong Ltd.                      800,000       192,922
China Unicom Ltd.                                                         420,000       373,659
China Vanke Co., Ltd. (Class "B" Shares)(a)                               493,924       419,711
Chongqing Changan Automobile Co., Ltd. (Class "B" Shares)(a)              502,100       258,633
CITIC International Financial Holdings Ltd.                               384,000       216,320
CNOOC Ltd.                                                              1,532,500     1,230,906
COFCO International Ltd.                                                  460,000       262,561
Cosco Pacific Ltd.                                                        122,000       270,169
Dazhong Transportation Group Co., Ltd.                                    240,788       150,493
Denway Motors Ltd.                                                        960,000       322,191
Focus Media Holding Ltd. (ADR)(a)                                           2,945       191,896
Guangdong Electric Power Development Co., Ltd.
 (Class "B" Shares)                                                       264,000       130,137
Guangdong Investment Ltd.                                                 374,000       144,718
Guangdong Provincial Expressway Development Co., Ltd.
 (Class "B" Shares)                                                       234,960        99,526
Hangzhou Steam Turbine Co., Ltd. (Class "B" Shares)(a)                    124,400       205,491
Jiangsu Expressway Co., Ltd. (Class "H" Shares)                           352,000       198,695
Kingboard Chemical Holdings Ltd.                                           86,500       244,287
Lenovo Group Ltd.                                                         492,000       163,435
Lianhua Supermarket Holdings Ltd. (Class "H" Shares)                      130,000       138,921
Maanshan Iron & Steel Co., Ltd.                                         2,729,000       906,464
Netease.com, Inc. (ADR)(a)                                                 40,000       893,200
PetroChina Co., Ltd.                                                    1,872,300     2,020,564
PICC Property & Casualty Co., Ltd. (Class "H" Shares)                     390,000       143,442
Ping An Insurance Group Co. of China Ltd. (Class "H" Shares)              669,000     2,033,207
Qingling Motors Co., Ltd.                                               1,448,966       211,267
Samson Holding Ltd.                                                       222,000       106,438
Semiconductor Manufacturing International Corp.(a)                      2,825,000       395,171
Shanghai Diesel Engine Co., Ltd.                                          534,000       175,938
Shanghai Electric Group Co., Ltd. (Class "H" Shares)                      460,000       160,549
Shanghai Industrial Holdings Ltd.                                          84,000       164,178
Shanghai Jinjiang International Hotels Development Co., Ltd.              574,800       441,417
Shenzhen Chiwan Wharf Holdings Ltd. (Class "B" Shares)                    153,115       230,845
Sina Corp.(a)                                                               9,000       224,820
Sinopec Yizheng Chemical Fibre Co., Ltd.(a)                             3,201,000       689,607
Sinopec-China Petroleum & Chemical Corp.                                1,628,000       802,621
Sinotrans Ltd. (Class "H" Shares)                                         300,000        94,747
Sohu.com, Inc.(a)                                                          11,000       283,690
Tingyi (Cayman Islands) Holding Corp.                                   1,184,000       724,505
TPV Technology Ltd.                                                        84,000        79,576
Travelsky Technology Ltd.                                                 406,000       465,636
Tsingtao Brewery Co., Ltd.                                              1,124,000     1,260,613
Weiqiao Textile Co., Ltd. (Class "H" Shares)                               82,000       105,184
Wumart Stores, Inc. (Class "H" Shares)                                     39,000       134,544
Yantai Changyu Pioneer Wine Co., Ltd. (Class "B" Shares)                  103,948       301,659
Yanzhou Coal Mining Co., Ltd. (Class "H" Shares)                          320,000       236,529
Zhejiang Expressway Co., Ltd. (Class "H" Shares)                          186,000       113,192
------------------------------------------------------------------------------------------------
                                                                                    $37,978,331
------------------------------------------------------------------------------------------------
Colombia -- 0.8%
------------------------------------------------------------------------------------------------
Almacenes Exito SA(a)                                                      13,000   $    51,559
Bancolombia SA (PFD Shares) (ADR)                                          87,900     2,118,390
Cementos Argos SA                                                         115,900       346,546
Compania de Cemento Argos SA                                              175,100       598,157
Interconexion Electrica SA                                                380,000       759,441
Inversiones Nacional de Chocolates SA                                     110,400       624,285
------------------------------------------------------------------------------------------------
                                                                                    $ 4,498,378
------------------------------------------------------------------------------------------------
Croatia -- 1.1%
------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                                                 1,110   $   685,262
Atlantska Plovidba DD(a)                                                      950       140,717
Croatia Osiguranje DD                                                         160       178,092
Dalekovod DD(a)                                                               690        78,997
Ericsson Nikola Tesla                                                       1,770       641,078
Institut Gradevinarstva Hrvatske DD(a)                                        110        65,515
Koncar-Elektroindustrija DD(a)                                              1,470       107,382
Kras DD                                                                     1,645       188,913
Petrokemija DD(a)                                                           2,600        62,540
Pliva DD(a)                                                                 1,470       196,667
Pliva DD (GDR)(a)                                                          93,340     2,519,725
Podravka Prehrambena Industija DD(a)                                        7,000       493,463
Privredna Banka Zagreb DD(a)                                                2,780       388,021
Riviera Holding DD(a)                                                       3,830       278,115
Tankerska Plovidba(a)                                                         110        58,931
------------------------------------------------------------------------------------------------
                                                                                    $ 6,083,418
------------------------------------------------------------------------------------------------
Czech Republic -- 3.4%
------------------------------------------------------------------------------------------------
Cesky Telecom AS(a)                                                        54,900   $ 1,176,855
Cesky Telecom AS (GDR)(a)                                                  54,303     1,165,033
CEZ AS                                                                    217,770     7,319,049
Komercni Banka AS                                                          13,800     1,997,849
Komercni Banka AS (GDR)                                                    27,154     1,493,470
Philip Morris CR AS                                                         1,660       920,734
Unipetrol AS(a)                                                           303,000     2,687,056
Zentiva NV AS                                                              50,600     2,412,062
------------------------------------------------------------------------------------------------
                                                                                    $19,172,108
------------------------------------------------------------------------------------------------
Egypt -- 1.5%
------------------------------------------------------------------------------------------------
Alexandria Mineral Oils Co.(a)                                              8,500   $   104,348
Alexandria National Iron & Steel Co.                                        2,000       313,516
Commercial International Bank                                              44,420       453,617
Eastern Tobacco                                                            13,400       698,453
Egyptian American Bank(a)                                                  10,600        94,857
Egyptian Financial & Industrial Co.                                         6,100        69,649
Egyptian Financial Group-Hermes Holding SAE(a)                            137,350       601,428
Egyptian International Pharmaceutical Industrial Co.                       40,120       142,424
Egyptian Media Production City(a)                                          48,072        60,657
El Ezz Steel Rebars SAE(a)                                                 15,100       102,066
El Watany Bank of Egypt(a)                                                 32,900       117,880
Medinet Nasr for Housing(a)                                                 9,000        86,169
Misr Cement(a)                                                              8,900        86,618
MobiNil- Egyptian Company for Mobil Services                                6,978       156,414
National Societe General Bank                                              21,340       114,209
Olympic Group Financial Investment Co.                                     53,371       380,413
Orascom Construction Industries (OCI)                                      49,655     1,509,926
Orascom Hotel Holdings SAE(a)                                              11,863        35,249
Orascom Telecom Holding SAE                                                45,800     1,899,560
Oriental Weavers Co.                                                       26,710       307,478
Raya Holding Co.(a)                                                        43,400        80,692
Sidi Kerir Petrochemicals Co.                                              20,500       331,277
Suez Cement Co.                                                            35,200       384,729
Torah Portland Cement Co.(a)                                                4,300        92,575
Vodafone Egypt Telecommunications Co.                                      19,600       279,236
------------------------------------------------------------------------------------------------
                                                                                    $ 8,503,440
------------------------------------------------------------------------------------------------
Estonia -- 0.3%
------------------------------------------------------------------------------------------------
AS Eesti Telekom (GDR)                                                     42,400   $ 1,144,800
AS Harju Elekter                                                           18,000        83,886
AS Merko Ehitus                                                            23,000       385,656
AS Norma                                                                   25,000       152,149
AS Saku Olletehase                                                          8,000        98,712
------------------------------------------------------------------------------------------------
                                                                                    $ 1,865,203
------------------------------------------------------------------------------------------------
Ghana -- 0.2%
------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                                       210,900   $   155,182
SSB Bank Ltd.                                                             370,000       272,653
Standard Chartered Bank of Ghana Ltd.                                      10,200       144,760
Unilever Ghana Ltd.                                                       249,000       418,624
------------------------------------------------------------------------------------------------
                                                                                    $   991,219
------------------------------------------------------------------------------------------------
Hungary -- 3.5%
------------------------------------------------------------------------------------------------
Danubius Hotel and Spa Rt.(a)                                               8,190   $   217,658
Delmagyarorszagi Aramszol Rt                                                2,700       188,867
EGIS Rt                                                                     3,378       415,287
Fotex Rt.(a)                                                              478,034     1,132,895
Gedeon Richter Rt                                                          12,352     2,267,870
Magyar Telekom Telecommunications PLC (ADR)(a)                             37,300       706,462
Magyar Telekom Rt.(a)                                                     758,100     2,874,296
MOL Magyar Olaj-es Gazipari Rt                                             50,305     5,166,309
OTP Bank Rt                                                               214,220     6,061,970
Pannonplast Rt.(a)                                                         25,800       334,405
RABA Rt.(a)                                                                34,760       120,852
------------------------------------------------------------------------------------------------
                                                                                    $19,486,871
------------------------------------------------------------------------------------------------
India -- 1.4%
------------------------------------------------------------------------------------------------
Bajaj Auto Ltd. (GDR)                                                       3,800   $   222,300
Bajaj Auto Ltd. (GDR)                                                       3,402       198,435
Dr. Reddy's Laboratories Ltd. (ADR)                                        13,400       371,180
Gail India Ltd. (GDR)                                                      16,700       559,450
Grasim Industries Ltd. (GDR)(a)                                            13,300       545,300
HDFC Bank Ltd. (ADR)                                                        7,700       420,035
Hindalco Industries Ltd. (GDR) (144A)(a)                                  140,410       533,558
ICICI Bank Ltd. (ADR)                                                      26,300       621,995
ITC Ltd. (GDR)                                                             64,500       248,325
ITC Ltd. (GDR)(a)                                                         156,200       601,370
Larsen & Toubro Ltd. (GDR)(a)                                              12,000       573,000
Mahanagar Telephone Nigam Ltd. (ADR)                                       38,500       264,495
Ranbaxy Laboratories Ltd. (GDR)                                            20,500       162,770
Reliance Energy Ltd. (GDR) (144A)                                           5,900       184,499
Reliance Industries Ltd. (GDR) (144A)(a)                                   21,408       993,331
Satyam Computer Services Ltd. (ADR)                                        12,000       397,680
State Bank of India Ltd. (GDR)                                             11,800       471,250
Tata Motors Ltd. (ADR)(a)                                                  19,800       341,550
Videsh Sanchar Nigam Ltd. (ADR)                                            11,100       194,805
Wipro Ltd. (ADR)                                                           13,100       168,073
------------------------------------------------------------------------------------------------
                                                                                    $ 8,073,401
------------------------------------------------------------------------------------------------
Indonesia -- 3.5%
------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                    1,717,500   $   859,490
Astra Argo Lestari Tbk PT                                                 500,000       351,013
Astra International Tbk PT                                              1,601,000     1,688,608
Bakrie & Brothers Tbk PT(a)                                            39,364,000       640,389
Bank Central Asia Tbk PT                                                3,078,000     1,365,363
Bank Danamon Indonesia Tbk PT                                             455,000       195,736
Bank Internasional Indonesia Tbk PT                                     6,667,000       133,309
Bank Mandiri PT                                                         2,168,000       403,020
Bank Pan Indonesia Tbk PT                                               1,950,272        81,080
Bank Rakyat Indonesia PT                                                2,240,000       993,087
Berlian Laju Tanker Tbk PT(a)                                           1,250,000       233,619
Bumi Resources Tbk PT                                                   8,789,000       732,835
Ciputra Development Tbk PT(a)                                          12,232,500       580,840
Gudang Garam Tbk PT                                                       763,500       783,715
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                                 1,095,000       104,163
Indocement Tunggal Prakarsa Tbk PT(a)                                     500,000       226,957
Indofood Sukses Makmur Tbk PT                                           8,176,500       777,346
Indonesian Satellite Corp. Tbk PT                                       1,322,500       612,830
International Nickel Indonesia Tbk PT                                     130,000       274,602
Jakarta International Hotels & Development Tbk PT(a)                    2,100,000       110,336
Kalbe Farma Tbk PT(a)                                                   1,517,000       204,832
Kawasan Industri Jababeka Tbk PT                                        1,250,000        17,559
Matahari Putra Prima Tbk PT                                             1,600,000       129,782
Medco Energi Internasional Tbk PT                                         314,000       126,289
Perusahaan Gas Negara PT(a)                                             1,361,000     1,655,701
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(a)                  454,000       170,423
Ramayana Lestari Sentosa Tbk PT(a)                                      4,100,000       332,522
Semen Gresik Persero Tbk PT                                               265,500       682,490
Telekomunikasi Indonesia Tbk PT                                         3,675,160     2,935,131
Tempo Scan Pacific Tbk PT(a)                                              200,000       143,621
Trimegah Securities Tbk PT                                              6,845,000        96,674
Unilever Indonesia Tbk PT                                                 852,700       380,192
United Tractors Tbk PT                                                  2,929,000     1,709,000
------------------------------------------------------------------------------------------------
                                                                                    $19,732,554
------------------------------------------------------------------------------------------------
Israel -- 3.2%
------------------------------------------------------------------------------------------------
Alvarion Ltd.(a)                                                           14,178   $    87,053
AudioCodes Ltd.(a)                                                         10,200       111,180
Bank Hapoalim Ltd.                                                        243,752     1,062,445
Bank Leumi Le-Israel                                                      253,024       917,870
Bezeq Israeli Telecommunication Corp. Ltd.                                922,638     1,084,244
Check Point Software Technologies Ltd.(a)                                  38,341       674,035
Delek Group Ltd.                                                              570        87,448
Discount Investment Corp.                                                   3,650        85,418
ECI Telecom Ltd.(a)                                                        30,600       246,636
Elbit Systems Ltd.                                                          4,000       107,318
Gazit Globe (1982) Ltd.                                                    14,000       150,680
Gilat Satellite Networks Ltd.(a)                                           18,600       145,811
Given Imaging Ltd.(a)                                                       8,000       122,480
Harel Insurance Investments Ltd.                                            3,000       128,854
IDB Development Corp. Ltd.                                                  2,976        88,013
IDB Holding Corp. Ltd.                                                      7,103       165,447
Israel Chemicals Ltd.                                                     335,415     1,363,480
Israel Discount Bank Ltd. (Series "A")(a)                                 275,000       481,411
Koor Industries Ltd.(a)                                                     3,023       159,139
Lipman Electrical Engineering(a)                                            4,000       110,649
M-Systems Flash Disk Pioneers Ltd.(a)                                      10,000       296,300
Makhteshim-Agan Industries Ltd.                                           200,757     1,072,544
Nice Systems Ltd.(a)                                                       15,800       446,603
Orbotech Ltd.(a)                                                           10,000       229,300
Ormat Industries Ltd.                                                      13,000       123,558
Osem Investment Ltd.                                                        5,695        48,083
Partner Communications Co., Ltd.                                           95,960       808,055
Property & Building Corp. Ltd.(a)                                           1,000       117,460
RADVision Ltd.(a)                                                           6,800       104,181
Retalix Ltd.(a)                                                             5,000       111,395
Syneron Medical Ltd.(a)                                                    15,600       325,728
Taro Pharmaceuticals Industries Ltd.(a)                                    14,244       151,129
Teva Pharmaceutical Industries Ltd.                                        82,999     2,622,433
Teva Pharmaceutical Industries Ltd. (ADR)                                  99,600     3,146,364
The Israel Corp. Ltd.                                                       1,850       682,119
United Mizrahi Bank Ltd.(a)                                                30,000       178,083
------------------------------------------------------------------------------------------------
                                                                                    $17,842,946
------------------------------------------------------------------------------------------------
Kenya -- 1.0%
------------------------------------------------------------------------------------------------
Athi River Mining Ltd.                                                    561,200   $   508,800
Bamburi Cement Co., Ltd.                                                  131,541       260,051
Barclays Bank of Kenya Ltd.                                               102,132       373,578
East African Breweries Ltd.                                               533,000     1,003,242
East African Portland Cement Co., Ltd.(a)                                  40,900        73,105
Kenya Airways Ltd.                                                      1,127,600     1,773,023
Kenya Commercial Bank Ltd.                                                241,940       540,557
Kenya Oil Co., Ltd.                                                        78,000       133,081
Kenya Power & Lighting Ltd.                                               112,650       257,174
Mumias Sugar Co., Ltd.(a)                                                 181,638       152,440
Nation Media Group Ltd.                                                    89,673       246,564
NIC Bank Ltd.                                                             147,120       141,442
Standard Chartered Bank Kenya Ltd.                                         68,420       138,439
------------------------------------------------------------------------------------------------
                                                                                    $ 5,601,496
------------------------------------------------------------------------------------------------
Latvia -- 0.1%
------------------------------------------------------------------------------------------------
Grindeks(a)                                                                12,000   $   136,923
Latvian Shipping Co.(a)                                                    96,000       160,465
------------------------------------------------------------------------------------------------
                                                                                    $   297,388
------------------------------------------------------------------------------------------------
Lithuania -- 0.2%
------------------------------------------------------------------------------------------------
Invalda PVA                                                                35,000   $   134,661
Klaipedos Nafta PVA                                                       300,000        92,184
Mazeikiu Nafta                                                             90,000       285,125
Pieno Zvaigzdes                                                            40,000        58,754
Rokiokio Suris                                                              3,000        55,473
Siauliu Bankas                                                            138,750       143,293
Snaige(a)                                                                  21,000        73,990
Teo LT AB (GDR)(a)                                                         60,000       495,498
------------------------------------------------------------------------------------------------
                                                                                    $ 1,338,978
------------------------------------------------------------------------------------------------
Malaysia -- 3.4%
------------------------------------------------------------------------------------------------
Affin Holdings Bhd                                                        236,000   $   112,554
AMMB Holdings Bhd                                                         267,600       183,405
Arab-Malaysian Corp. Bhd (AMCORP)(a)                                      400,000       138,250
Berjaya Sports Toto Bhd                                                   221,384       291,709
British American Tobacco Malaysia Bhd                                      20,700       222,520
Bursa Malaysia Bhd                                                         81,000       126,752
Commerce Asset Holdings Bhd                                               345,733       558,961
Digi.com Bhd                                                              100,000       296,639
DRB-Hicom Bhd                                                              42,200        16,424
EON Capital Bhd                                                            48,500        78,534
Fountain View Development Bhd(a)                                           86,600         6,118
Gamuda Bhd                                                                409,400       383,034
Genting Bhd                                                               126,200       813,624
Golden Hope Plantations Bhd                                               100,000       111,036
Guinness Anchor Bhd                                                        67,000        99,374
Highlands & Lowlands Bhd                                                  100,000       113,378
Hong Leong Bank Bhd                                                       144,400       200,419
Hong Leong Credit Bhd                                                      61,500        77,660
IGB Corp. Bhd                                                             312,000       115,557
IJM Corp. Bhd                                                             225,600       343,818
IOI Corp. Bhd                                                             212,187       826,249
Island & Peninsular Bhd                                                    34,996        12,572
Kian Joo Can Factory Bhd                                                  124,000        90,393
KLCC Property Holdings Bhd                                                250,000       143,557
Kuala Lumpur Kepong Bhd                                                    44,900       119,249
Lafarge Malayan Cement Bhd                                              1,312,200       264,261
Magnum Corp. Bhd                                                          292,000       145,435
Malakoff Bhd                                                              151,600       400,196
Malayan Banking Bhd                                                       335,355       976,541
Malaysia International Shipping Corp. Bhd                                 289,700       607,098
Malaysian Bulk Carriers Bhd                                               164,000        95,512
Malaysian Oxygen Bhd                                                       93,900       311,765
Malaysian Pacific Industries Bhd                                           65,500       178,259
Malaysian Plantations Bhd                                                 134,800        73,843
Malaysian Resources Corp. Bhd(a)                                          560,000       117,479
Maxis Communications Bhd                                                  338,400       787,630
MEMS Technology Bhd(a)                                                    870,000       112,519
MMC Corp. Bhd                                                             233,000       202,912
Nestle Malaysia Bhd                                                         6,000        36,903
O.Y.L Industries Bhd                                                      608,800       920,481
Petra Perdana Bhd(a)                                                      128,000       112,891
Petronas Dagangan Bhd                                                     340,500       378,490
Petronas Gas Bhd                                                           71,000       166,239
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                     139,700       101,506
Pos Malaysia & Services Holdings Bhd(a)                                   110,000       134,113
PPB Group Bhd                                                             252,000       274,323
PPB Oil Palms Bhd                                                          90,000       159,152
Proton Holdings Bhd                                                        46,300        65,522
Public Bank Bhd                                                           447,187       771,415
Ramatex Bhd                                                                78,300        44,323
Resorts World Bhd                                                         114,000       362,988
RHB Capital Bhd                                                           150,000       112,055
Road Builder Holdings Bhd                                                 298,000       176,744
Scomi Group Bhd                                                           704,000       207,078
Shell Refining Co. Bhd                                                    151,100       415,443
Sime Darby Bhd                                                            742,900     1,111,974
Southern Bank Bhd                                                         202,000       231,988
SP Setia Bhd                                                              140,000       144,020
Star Publications (Malaysia) Bhd                                          104,000        99,061
Ta Ann Holdings Bhd                                                        80,000       139,339
Tan Chong Motor Holdings Bhd                                              219,000        83,440
Tanjong Plc                                                                68,000       249,906
Telekom Malaysia Bhd                                                      310,100       763,752
Tenaga Nasional Bhd                                                       169,825       425,198
TIME Engineering Bhd(a)                                                   103,900        18,560
Titan Chemicals Corp. Bhd                                                 678,200       234,403
Top Glove Corp. Bhd                                                        75,000       184,719
Transmile Group Bhd(a)                                                     35,000       121,921
Uchi Technologies Bhd                                                     122,400       109,298
UEM Builders Bhd(a)                                                       457,000       141,837
UEM World Bhd(a)                                                          468,000       192,453
UMW Holdings Bhd                                                           57,000       117,118
YTL Corp. Bhd                                                             155,584       205,780
YTL e-Solutions Bhd                                                       577,000        23,554
YTL Power International Bhd                                               257,000       136,439
------------------------------------------------------------------------------------------------
                                                                                    $18,929,662
------------------------------------------------------------------------------------------------
Mauritius -- 0.5%
------------------------------------------------------------------------------------------------
Air Mauritius Ltd.                                                         83,400   $    48,454
Ireland Blyth Ltd.                                                         64,209        79,193
Mauritius Commercial Bank                                                 463,595       842,626
Mauritius Development Investment Trust Co., Ltd.                          300,000        61,831
Mon Tresor & Mon Desert Ltd.                                               23,449        33,558
New Mauritius Hotels Ltd.                                                 235,400       496,625
Rogers & Co., Ltd.                                                         48,555       283,890
Shell Mauritius Ltd.                                                       22,000        49,019
State Bank of Mauritius Ltd.                                              641,899       770,862
Sun Resorts Ltd.                                                           95,730       169,337
United Basalt Products Ltd.                                                85,125       117,217
------------------------------------------------------------------------------------------------
                                                                                    $ 2,952,612
------------------------------------------------------------------------------------------------
Mexico -- 6.6%
------------------------------------------------------------------------------------------------
Alfa SA de CV                                                             381,572   $ 1,926,512
America Movil SA de CV                                                  4,043,360     6,788,098
America Telecom SA de CV(a)                                               141,061       833,545
Carso Global Telecom SA de CV(a)                                          160,800       334,773
Cemex SA de CV                                                            892,285     5,110,561
Coca-Cola Femsa SA de CV                                                   19,000        56,557
Consorcio ARA SA de CV                                                    118,000       488,197
Corporacion GEO SA de CV (Series "B")(a)                                   70,000       233,051
Desarrolladora Homex SA de CV(a)                                           25,100       138,268
Empresas ICA SA de CV(a)                                                  346,819       983,217
Fomento Economico Mexicano SA de CV                                       158,800     1,336,505
Grupo Aeroportuario del Surests SA de CV (Class "B" Shares)                72,826       247,041
Grupo Bimbo SA de CV                                                      141,527       426,174
Grupo Carso SA de CV                                                      731,000     1,696,739
Grupo Elektra SA de CV                                                      9,626        91,240
Grupo Financiero Banorte SA de CV (Class "O" Shares)                    1,512,100     3,523,163
Grupo Financiero Inbursa SA de CV (Class "O" Shares)                    1,060,808     1,597,652
Grupo IMSA SA de CV(a)                                                     28,827        99,600
Grupo Iusacell SA de CV(a)                                                136,250       603,536
Grupo Mexico SA de CV                                                     339,330       974,011
Grupo Modelo SA de CV (Series "C")                                        146,000       560,710
Grupo Televisa SA                                                         392,118     1,528,502
Impulsora del Desarrollo y el Empleo en America
 Latina SA de CV(a)                                                     1,268,730     1,123,998
Industrias CH SA (Series "B")(a)                                           39,452       100,660
Industrias Penoles SA de CV                                                29,929       193,823
Kimberly-Clark de Mexico SA de CV                                         121,570       386,865
Telefonos de Mexico SA de CV                                            2,262,460     2,381,189
TV Azteca SA de CV                                                        593,565       402,278
Urbi Desarrollos Urbanos SA de CV(a)                                      183,000       426,386
US Commercial Corp. SA de CV(a)                                           128,000        27,216
Vitro SA de CV (Series "A")                                               102,400        87,181
Wal-Mart de Mexico SA de CV                                               729,632     2,049,083
------------------------------------------------------------------------------------------------
                                                                                    $36,756,331
------------------------------------------------------------------------------------------------
Morocco -- 1.8%
------------------------------------------------------------------------------------------------
Banque Commerciale du Maroc                                                 8,180   $ 1,734,799
Banque Marocaine du Commerce Exterieur (BMCE)                               9,120     1,045,109
Banque Marocaine pour le Commerce et L' Industrie (BMCI)(a)                 2,200       249,787
Centrale Laitiere(a)                                                          420       242,064
Ciments du Maroc                                                            1,665       412,449
Cosumar Compagnie Sucriere Marocaine et de Raffinage                        1,637       153,786
CTM                                                                         1,560        36,762
Holcim Maroc SA                                                             2,082       447,227
Lafarge Ciments                                                               700       310,649
Lesieur Cristal SA                                                          1,663       138,120
Managem                                                                     2,800       111,181
Maroc Telecom(a)                                                           89,100     1,171,177
Maroc Telecom(a)                                                           35,000       471,621
ONA SA                                                                      9,623     1,461,512
Samir                                                                       6,247       629,725
Societe des Brasseries du Maroc                                             3,529       648,403
Societe Nationale d'Investissement                                          2,630       378,803
SONASID (Societe Nationale de Siderurgie)                                   1,700       352,721
------------------------------------------------------------------------------------------------
                                                                                    $ 9,995,895
------------------------------------------------------------------------------------------------
Nigeria -- 1.0%
------------------------------------------------------------------------------------------------
African Petroleum Plc(a)                                                  894,000   $   292,917
Ashaka Cement Plc(a)                                                      612,000       172,066
Cadbury Nigeria Plc                                                       400,000       171,963
Conoil Plc                                                                322,000       182,316
First Bank of Nigeria Plc(a)                                            1,928,000       803,333
Guaranty Trust Bank Plc                                                 4,366,666       483,938
Guiness Nigeria Plc                                                       335,000       284,124
Mobil Nigeria Plc(a)                                                      119,008       148,306
Nestle Foods Nigeria Plc                                                   80,000       120,249
Nigeria Bottling Co., Plc                                                 300,000       112,383
Nigerian Breweries Plc(a)                                                 401,000       109,026
Oando Plc                                                                 339,000       198,806
Oceanic Bank International Plc(a)                                       1,927,000       109,557
PZ Industries Plc                                                       2,216,666       362,884
Total Nigeria Plc                                                         149,500       224,134
UACN(a)                                                                 1,581,000       245,646
UACN Property Development Co., Plc                                      2,000,000       146,175
Unilever Nigeria Plc(a)                                                 3,750,000       414,720
Union Bank of Nigeria Plc                                               2,133,333       507,580
United Bank for Africa Plc(a)                                           1,200,000       140,094
Zenith Bank Ltd.(a)                                                     2,000,000       319,470
------------------------------------------------------------------------------------------------
                                                                                    $ 5,549,687
------------------------------------------------------------------------------------------------
Pakistan -- 0.8%
------------------------------------------------------------------------------------------------
Bank Alfalah Ltd.(a)                                                      127,000   $    84,371
Bank of Punjab(a)                                                          66,000        90,653
D.G. Khan Cement Co., Ltd.(a)                                              60,000        89,686
Engro Chemical Pakistan Ltd.(a)                                            51,000       144,127
Fauji Fertilizer Bin Qasim Ltd.(a)                                        141,000        68,652
Fauji Fertilizer Co., Ltd.                                                 89,000       178,857
Faysal Bank Ltd.(a)                                                        92,000        93,956
Hub Power Co., Ltd.(a)                                                    653,000       249,444
Indus Motor Co., Ltd.(a)                                                   30,500        97,186
Kot Addu Power Co., Ltd.(a)                                               137,500        96,143
Lucky Cement Ltd.(a)                                                       98,000       168,542
Maple Leaf Cement Factory Ltd.(a)                                         143,000        60,863
Muslim Commercial Bank Ltd.                                               147,000       513,438
National Bank of Pakistan                                                  76,800       274,878
Nishat Chunian Ltd.(a)                                                     47,000        34,737
Nishat Mills Ltd.(a)                                                      173,000       300,635
Oil & Gas Development Co., Ltd.                                            95,000       215,766
Pak Suzuki Motor Co., Ltd.                                                 31,500       164,643
Pakistan Industrial Credit & Investment Corp. Ltd.(a)                      96,500        68,020
Pakistan Oil Fields Ltd.(a)                                                39,000       217,398
Pakistan Petroleum Ltd.(a)                                                 67,000       235,892
Pakistan State Oil Co., Ltd.                                               40,000       205,282
Pakistan Telecommunication Co., Ltd.                                      366,000       246,457
Shell Pakistan Ltd.(a)                                                     10,000        79,954
SUI Northern Gas Pipelines Ltd.(a)                                        127,000       210,928
SUI Southern Gas Co., Ltd.(a)                                             291,000       139,676
------------------------------------------------------------------------------------------------
                                                                                    $ 4,330,184
------------------------------------------------------------------------------------------------
Peru -- 1.5%
------------------------------------------------------------------------------------------------
Alicorp SA                                                              1,589,463   $   842,213
Cementos Lima SA                                                            4,981        64,261
Cia de Minas Buenaventura SA
(Class "B" Shares) (ADR)                                                   36,649       999,785
Cia de Minas Buenaventura SA                                               41,440     1,141,812
Compania Minera Atacocha SA                                                51,862       100,363
Compania Minera Milpo SA                                                  270,761       528,131
Credicorp Ltd.                                                             56,400     1,689,744
Credicorp Ltd.(a)                                                           1,800        53,460
Edegel SA                                                               1,821,805       587,589
Empresa Agroindustrial Casa Grande SA(a)                                   78,200       152,532
Ferreyros SA                                                              263,091       210,117
Grana y Montero SA(a)                                                     226,973       132,468
Luz del Sur SAA                                                            83,400        79,416
Minsur SA                                                                 353,485       472,327
Sociedad Minera Cerro Verde SA(a)                                          47,600       357,000
Sociedad Minera el Brocal SA(a)                                            30,100       147,934
Southern Peru Copper Corp. (ADR)                                            4,530       404,076
Volcan Cia Minera SA (Class "B" Shares)(a)                                 97,698       154,552
------------------------------------------------------------------------------------------------
                                                                                    $ 8,117,780
------------------------------------------------------------------------------------------------
Philippines -- 2.5%
------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                           2,000,000   $   195,855
Ayala Corp.                                                                95,856       666,778
Ayala Land, Inc.                                                        2,474,840       535,976
Banco De Oro(a)                                                           400,000       233,576
Bank of the Philippine Islands                                          1,070,064     1,003,901
Benpres Holdings Corp.(a)                                              31,820,000       610,304
Equitable PCI Bank, Inc.(a)                                               485,000       667,689
Filinvest Land, Inc.(a)                                                12,884,437       319,640
Globe Telecom, Inc.                                                        17,000       297,799
International Container Terminal Services, Inc.                           514,000       130,498
JG Summit Holdings, Inc.                                                4,200,000       474,198
Jollibee Foods Corp.                                                      500,000       291,279
Manila Electric Co.(a)                                                    394,286       164,904
Metropolitan Bank & Trust Co.                                             728,875       464,623
Petron Corp.                                                            7,477,423       549,016
Philippine Long Distance Telephone Co.                                    114,060     3,925,106
San Miguel Corp. (Class "B" Shares)                                     1,721,900     2,364,903
SM Investments Corp.                                                      100,000       403,289
SM Prime Holdings, Inc.                                                 2,749,000       404,019
------------------------------------------------------------------------------------------------
                                                                                    $13,703,353
------------------------------------------------------------------------------------------------
Poland -- 3.4%
------------------------------------------------------------------------------------------------
Agora SA                                                                   53,392   $   582,299
Bank BPH                                                                    3,226       711,268
Bank Millennium SA(a)                                                     196,243       371,530
Bank Pekao SA                                                              36,600     2,189,787
Bank Zachodni WBK SA                                                        7,350       413,427
BRE Bank SA(a)                                                              4,000       226,422
Budimex SA(a)                                                               9,900       173,156
Cersanit-Krasnystaw SA(a)                                                  63,800       391,415
ComArch SA(a)                                                               4,100       167,421
ComputerLand SA                                                            10,172       338,909
Echo Investment SA(a)                                                       6,000       470,519
Globe Trade Centre SA(a)                                                    1,500       125,049
Grupa Lotos SA(a)                                                          17,767       262,890
KGHM Polska Miedz SA                                                       58,290     1,984,178
KGHM Polska Miedz SA (GDR)                                                 11,300       769,530
Netia SA                                                                  120,000       168,537
Orbis SA                                                                   60,680       823,934
Polish Oil & Gas(a)                                                       320,015       338,038
Polska Grupa Farmaceutyczna SA                                              9,000       180,515
Polski Koncern Naftowy Orlen SA                                           122,225     2,036,326
Powszechna Kasa Oszczednosci Bank Polski SA                               135,636     1,580,284
Prokom Software SA                                                         24,781       959,205
Softbank SA                                                                32,523       368,257
Telekomunikacja Polska SA                                                 133,106       835,267
Telekomunikacja Polska SA (GDR)                                           169,000     1,039,350
Telekomunikacja Polska SA (GDR) (144A)                                     76,100       468,015
TVN SA(a)                                                                  27,711       834,043
------------------------------------------------------------------------------------------------
                                                                                    $18,809,571
------------------------------------------------------------------------------------------------
Romania -- 0.8%
------------------------------------------------------------------------------------------------
Antibiotice SA(a)                                                         907,000   $   443,738
Banca Transilvania(a)                                                   3,018,000     1,098,059
BRD-Group Societe Generale                                                251,000     1,467,386
Impact SA(a)                                                            3,116,026       498,144
Rompetrol Rafinare SA(a)                                                7,501,000       182,222
SNP Petrom SA                                                           3,796,106       695,890
------------------------------------------------------------------------------------------------
                                                                                    $ 4,385,439
------------------------------------------------------------------------------------------------
Russia -- 6.9%
------------------------------------------------------------------------------------------------
Aeroflot - Russian International Airlines(a)                              100,000   $   175,000
AvtoVAZ                                                                    21,000     1,123,500
Cherepovets MK Severstal                                                   25,804       273,936
Golden Telecom, Inc. (ADR)                                                    700        17,745
Irkutskenergo (ADR)                                                        11,500       304,750
JSC MMC Norilsk Nickel (ADR)                                               12,900     1,677,000
JSC Scientific Production Corp. Irkut (ADR)                                18,333       441,092
LUKOIL (ADR)                                                               60,100     5,000,320
Magadanenergo(a)                                                        1,000,000        64,250
Mobile Telesystems (ADR)                                                   15,800       465,152
Mosenergo (ADR)                                                            12,900       251,550
OAO Gazprom(b)                                                          1,091,300    11,461,779
Polyus Gold Co.(a)(c)                                                      12,900       554,700
Rostelecom                                                                 75,000       354,000
Sberbank RF (GDR)(a)                                                        8,042     1,371,161
Sberbank RF                                                                 2,000     3,399,910
Sibneft                                                                    77,000       324,722
Surgutneftegaz (ADR) (PFD Shares)                                          24,500     2,528,400
Surgutneftegaz (ADR)                                                       35,200     2,573,120
Tatneft (ADR)                                                               7,250       558,250
Transneft                                                                     200       404,000
Unified Energy System (GDR)                                                30,494     2,131,530
United Heavy Machinery Uralmash-Izhora Group(a)                            44,500       349,325
Uralsvyazinform (ADR)(a)                                                    6,329        42,151
VimpelCom (ADR)(a)                                                         19,500       893,490
Wimm-Bill-Dann Foods OJSC (ADR)                                            49,500     1,937,925
------------------------------------------------------------------------------------------------
                                                                                    $38,678,758
------------------------------------------------------------------------------------------------
South Africa -- 6.7%
------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                            51,073   $   715,218
Adcorp Holdings Ltd.(a)                                                    33,900       103,886
African Bank Investments Ltd.                                              56,000       219,740
African Oxygen Ltd. (AFROX)                                                32,000       132,342
Alexander Forbes Ltd.                                                     132,100       270,142
Allan Gray Property Trust(a)                                              136,900        92,066
Allied Electronics Corp. Ltd.                                              23,200        80,081
Allied Technologies Ltd.                                                   14,300       102,211
Anglo Platinum Ltd.                                                         9,500     1,007,171
AngloGold Ashanti Ltd.                                                     12,562       614,840
AngloGold Ashanti Ltd. (ADR)                                               20,619       992,186
Aspen Pharmacare Holdings Ltd.                                             63,510       324,386
Aveng Ltd.(a)                                                             166,700       500,965
AVI Ltd.                                                                   52,000       100,392
Barloworld Ltd.                                                            62,900     1,065,869
BidBEE Ltd.(a)                                                             27,662       222,839
Bidvest Group Ltd.                                                        138,137     1,906,640
Business Connexion Group                                                  127,400       143,187
DataTec Ltd.(a)                                                            98,000       363,884
Discovery Holdings Ltd.(a)                                                 36,400       102,537
Edgars Consolidated Stores Ltd.                                           120,000       486,212
Ellerine Holdings Ltd.(a)                                                  17,300       158,664
FirstRand Ltd.                                                            581,385     1,369,043
Foschini Ltd.                                                              27,423       175,415
Gold Fields Ltd.                                                           59,380     1,355,108
Grindrod Ltd.                                                              65,000       106,045
Group Five Ltd.(a)                                                         52,000       209,346
Growthpoint Properties Ltd.(a)                                             71,100       107,903
Harmony Gold Mining Co., Ltd.(a)                                           48,500       787,134
Impala Platinum Holdings Ltd.                                               8,261     1,527,333
Imperial Holdings Ltd.                                                     43,312       819,404
Investec Ltd.                                                               3,300       147,720
JD Group Ltd.                                                              14,214       132,366
Johnnic Communications Ltd.                                                13,578       106,064
Johnnic Holdings Ltd.                                                         200           271
Liberty Group Ltd.                                                         15,000       150,459
Massmart Holdings Ltd.(a)                                                  24,800       163,324
Metropolitan Holdings Ltd.                                                 65,000       107,422
Mittal Steel South Africa Ltd.                                             27,000       281,899
MTN Group Ltd.                                                            461,880     3,415,154
Murray & Roberts Holdings Ltd.                                            137,500       488,987
Mustek Ltd.(a)                                                             53,000        76,267
Mvelaphanda Group Ltd.                                                    295,100       314,148
Nampak Ltd.                                                                65,700       167,842
Naspers Ltd.                                                               48,168       823,095
Nedcor Ltd.                                                                29,083       458,962
Network Healthcare Holdings Ltd.                                          217,000       291,619
Pick'n Pay Stores Ltd.                                                    104,260       425,197
Remgro Ltd.                                                                90,705     1,712,616
Reunert Ltd.                                                               65,500       596,274
RMB Holdings Ltd.                                                          96,800       333,964
Sanlam Ltd.                                                               273,690       555,350
Sappi Ltd.                                                                 23,820       295,065
Sasol Ltd.                                                                 91,536     3,533,451
Shoprite Holdings Ltd.                                                    126,153       448,271
Standard Bank Group Ltd.                                                  154,753     1,662,851
Steinhoff International Holdings Ltd.                                     280,700       838,448
Sun International Ltd.(a)                                                   7,600        89,074
Telkom South Africa Ltd.(a)                                                90,000     1,661,537
Tiger Brands Ltd.                                                          62,016     1,246,658
Tradehold Ltd.(a)                                                          29,862        10,154
Trencor Ltd.(a)                                                            25,400        90,666
Truworths International Ltd.                                               66,000       198,880
Woolworths Holdings Ltd.                                                   98,942       189,742
------------------------------------------------------------------------------------------------
                                                                                    $37,175,986
------------------------------------------------------------------------------------------------
South Korea -- 6.6%
------------------------------------------------------------------------------------------------
Amorepacific Corp.(a)                                                         248   $   107,218
Amorepacific Corp.                                                            152        24,929
Asiana Airlines(a)                                                         13,400        94,518
Dacom Corp.(a)                                                              5,800       103,169
Daelim Industrial Co., Ltd.                                                 2,500       156,742
Daesang Corp.(a)                                                           27,000       385,121
Daesang Holdings Co., Ltd.(a)                                              18,000        93,292
Daewoo Engineering & Construction Co., Ltd.                                13,000       184,727
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                          8,500       249,864
Dongkuk Steel Mill Co., Ltd.(a)                                             9,400       161,515
Doosan Heavy Industries and Construction Co., Ltd.(a)                       3,000       108,704
GS Engineering & Construction Corp.                                         4,000       258,338
GS Holdings Corp.                                                           5,554       174,345
Hana Financial Group, Inc.                                                 18,765       880,296
Hanarotelecom, Inc.(a)                                                      7,000        40,001
Hanjin Heavy Industries & Construction Co., Ltd.(a)                         4,200       112,479
Hanjin Shipping Co., Ltd.                                                   5,300       126,517
Hanwha Corp.                                                                9,800       234,199
Hanwha Securities Co., Ltd.                                                40,000       338,361
Hite Brewery Co., Ltd.                                                      1,950       194,939
Honam Petrochemical Corp.(a)                                                2,600       126,843
Hynix Semiconductor, Inc.(a)                                               24,070       778,005
Hyundai Development Co.                                                     6,700       289,617
Hyundai Engineering & Construction Co., Ltd.(a)                             6,500       297,799
Hyundai Heavy Industries Co., Ltd.                                          4,000       449,148
Hyundai Merchant Marine Co., Ltd.                                           8,700       166,171
Hyundai Mobis                                                               3,800       321,058
Hyundai Motor Co.                                                          17,770     1,508,495
Hyundai Motor Co. Ltd. (PFD Shares)                                         4,200       210,299
Hyundai Steel Co.(a)                                                        8,500       306,176
Industrial Bank of Korea(a)                                                12,600       208,830
Kangwon Land, Inc.                                                         36,658       625,397
KCC Corp.                                                                     500       121,231
Kia Motors Corp.                                                           11,000       188,406
Kookmin Bank(a)                                                             5,100       420,222
Kookmin Bank (ADR)                                                         18,084     1,502,057
Korea Electric Power Corp.                                                 40,830     1,529,631
Korea Express Co., Ltd.(a)                                                  2,000       145,199
Korea Gas Corp.                                                             4,400       150,809
Korea Zinc Co., Ltd.(a)                                                     2,300       180,300
Korean Air Lines Co., Ltd.                                                  8,086       298,376
KT Corp.                                                                   30,600     1,266,753
KT Freetel Co., Ltd.                                                       14,400       450,717
KT&G Corp.                                                                 27,980     1,633,542
KTBNetwork Co., Ltd. (ADR)(a)                                              80,000       358,998
LG Chem Ltd. (GDR) (144A)                                                   9,240       160,704
LG Corp.                                                                    8,900       261,084
LG Electronics, Inc.                                                        9,019       546,601
LG Petrochemical Co., Ltd.(a)                                               4,500        87,686
LG Telecom Ltd.(a)                                                         20,000       261,410
NHN Corp.(a)                                                                  800       277,465
Poongsan Corp.(a)                                                           5,600       113,619
POSCO                                                                      12,090     3,246,788
S-Oil Corp.                                                                 5,500       388,647
Samsung Corp.                                                              25,930       711,220
Samsung Electro-Mechanics Co., Ltd.(a)                                      4,200       144,550
Samsung Electronics Co. Ltd. (PFD Shares)                                   1,400       676,556
Samsung Electronics Co., Ltd.(a)                                            8,138     5,165,522
Samsung Fine Chemicals Co., Ltd.(a)                                         4,300       108,974
Samsung Fire & Marine Insurance Co., Ltd.                                   7,734     1,035,560
Samsung Heavy Industries Co., Ltd.                                          9,500       219,203
Samsung Securities Co., Ltd.                                                3,870       207,865
Samsung Techwin Co., Ltd.(a)                                                4,000       109,572
Shinhan Financial Group Co., Ltd.                                          22,630     1,066,243
Shinsegae Co., Ltd.                                                         1,300       650,848
SK Chemicals Co., Ltd.(a)                                                   3,200       118,256
SK Corp.                                                                   14,800       951,718
SK Securities Co., Ltd.                                                   470,000       517,740
SK Telecom Co., Ltd.                                                        2,180       467,498
SK Telecom Co., Ltd. (ADR)                                                 49,526     1,159,899
Ssangyong Cement Industrial Co., Ltd.(a)                                    8,600       106,066
Trigem Computer, Inc.(a)                                                    2,389       117,347
Woori Finance Holdings Co., Ltd.(a)                                         8,200       153,952
------------------------------------------------------------------------------------------------
                                                                                    $36,595,946
------------------------------------------------------------------------------------------------
Taiwan -- 6.8%
------------------------------------------------------------------------------------------------
Acer, Inc.                                                                276,455   $   484,831
Advanced Semiconductor Engineering, Inc.(a)                               161,000       159,360
Advanced Semiconductor Engineering, Inc. (ADR)                             27,495       136,650
Asia Cement Corp.                                                         416,491       312,761
Astro All Asia Networks PLC                                               136,500       167,936
Asustek Computer, Inc.                                                    174,051       426,955
AU Optronics Corp.(a)                                                     101,000       143,020
AU Optronics Corp. (ADR)                                                   29,711       423,085
Catcher Technology Co., Ltd.(a)                                            21,000       222,151
Cathay Financial Holding Co., Ltd.                                        504,000     1,101,167
Chang Hwa Commercial Bank(a)                                              395,000       279,824
Cheng Uei Precision Industry Co., Ltd.(a)                                  22,000        89,316
Chi Mei Optoelectronics Corp.                                             186,859       207,195
China Development Financial Holding Corp.(a)                              931,000       376,647
China Motor Corp.(a)                                                      146,000       146,581
China Steel Corp.                                                         912,440       905,657
Chinatrust Financial Holding Co., Ltd.                                    637,820       529,032
Chunghwa Telecom Co., Ltd.(a)                                             655,000     1,180,164
Chunghwa Telecom Co., Ltd. (ADR)                                           48,200       890,254
Compal Communications, Inc.(a)                                             23,000        99,741
Compal Electronics, Inc.                                                  326,140       310,834
Cosmos Bank Taiwan(a)                                                     238,000       102,913
D-Link Corp.(a)                                                           105,000       114,432
Delta Electronics, Inc.                                                   138,600       393,053
E.Sun Financial Holding Co., Ltd.                                         254,925       170,144
Eva Airways Corp.(a)                                                      736,032       313,438
Evergreen Marine Corp.                                                    704,946       491,595
Everlight Electronics Co., Ltd.(a)                                         43,000       109,497
Far Eastern International Bank(a)                                         203,000        85,806
Far Eastern Textile Ltd.                                                  172,800       141,126
Far EasTone Telecommunications Co., Ltd.                                  828,000       923,047
First Financial Holding Co., Ltd.                                         381,800       288,959
Formosa Chemicals & Fibre Corp.                                           272,000       420,051
Formosa Petrochemical Corp.                                               928,602     1,769,768
Formosa Plastics Corp.(a)                                                 563,050       854,363
Foxconn Technology Co., Ltd.(a)                                            41,000       328,948
Fu Sheng Industrial Co., Ltd.                                             146,640       141,697
Fubon Financial Holding Co., Ltd.                                         650,000       563,054
Fuhwa Financial Holdings Co., Ltd.(a)                                     263,000       121,796
High Tech Computer Corp.                                                   32,080       881,824
Hon Hai Precision Industry Co., Ltd.                                      281,610     1,738,714
Hotai Motor Co., Ltd.(a)                                                   98,000       226,954
Hsinchu International Bank(a)                                             188,000        89,871
Hua Nan Financial Holdings Co., Ltd.                                      355,000       253,143
Inventec Co., Ltd.(a)                                                     220,000       141,538
KGI Securities Co., Ltd.(a)                                               283,000        85,641
King Yuan Electronics Co., Ltd.(a)                                        118,000        98,850
Largan Precision Co., Ltd.(a)                                              14,000       299,274
Lite-On Technology Corp.                                                  177,000       262,311
Macronix International Co., Ltd.(a)                                       448,000       124,041
MediaTek, Inc.                                                             77,600       718,290
Mega Financial Holding Co., Ltd.                                          759,000       561,617
Motech Industries, Inc.(a)                                                  6,000       141,190
Nan Ya Plastics Corp.                                                     887,000     1,309,718
Nanya Technology Corp.(a)                                                 165,000       103,662
Novatek Microelectronics Corp. Ltd.(a)                                     25,000       121,198
Phoenix Precision Technology Corp.                                         78,270       114,292
Pou Chen Corp.(a)                                                         691,000       608,733
Powerchip Semiconductor Corp.(a)                                          543,680       355,961
President Chain Store Corp.                                               545,000     1,197,976
ProMOS Technologies, Inc.(a)                                              318,000       115,030
Quanta Computer, Inc.                                                     230,325       368,780
Quanta Display, Inc.(a)                                                   292,000       109,950
Realtek Semiconductor Corp.(a)                                             97,000       101,836
Shin Kong Financial Holding Co., Ltd.(a)                                  282,749       311,008
Siliconware Precision Industries Co. (ADR)                                 66,085       395,188
SinoPac Financial Holdings Co., Ltd.(a)                                   644,523       326,271
Synnex Technology International Corp.                                     424,390       461,485
Taishin Financial Holdings Co., Ltd.                                      496,888       304,362
Taiwan Business Bank(a)                                                   409,000        86,530
Taiwan Cement Corp.                                                       340,650       250,527
Taiwan Mobile Co., Ltd.                                                 1,345,000     1,336,562
Taiwan Semiconductor Manufacturing Co., Ltd.                            1,866,855     3,392,611
Tatung Co., Ltd.(a)                                                       358,000       148,578
Teco Electric & Machinery Co., Ltd.(a)                                    389,000       144,122
Teco Electric & Machinery Co., Ltd. (GDR)                                      42           156
U-Ming Marine Transport Corp.(a)                                          202,000       233,133
Uni-President Enterprises Corp.                                         2,276,000     1,982,124
United Microelectronics Corp.(a)                                          423,000       251,227
United Microelectronics Corp. (ADR)                                       226,175       703,404
Via Technologies, Inc.(a)                                                 142,000       123,086
Walsin Lihwa Corp.                                                      1,085,980       465,921
Wan Hai Lines Ltd.(a)                                                     280,000       192,826
Winbond Electronics Corp.(a)                                              338,000        99,794
Wintek Corp.                                                                6,811         6,200
Yageo Corp.(a)                                                            303,000       104,691
Yang Ming Marine Transport                                                292,870       183,550
Yuanta Core Pacific Securities Co.(a)                                     322,000       212,778
Yuen Foong Yu Paper Manufacturing Co., Ltd.(a)                            301,000       119,009
------------------------------------------------------------------------------------------------
                                                                                    $37,892,385
------------------------------------------------------------------------------------------------
Thailand -- 3.2%
------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(d)                                              403,900   $   952,719
Airports of Thailand Pcl(a)(d)                                             92,400       135,615
Amata Corp. Pcl(a)(d)                                                     225,600       100,516
Aromatics (Thailand) Pcl(d)                                               145,000       102,608
Bangkok Bank Pcl(a)                                                       231,900       620,858
Bangkok Bank Pcl(d)                                                       144,900       403,942
Bangkok Expressway Pcl(d)                                                 194,700        99,506
Bank of Ayudhya Pcl(d)                                                    200,400        90,862
Bank of Ayudhya Pcl(a)                                                    272,400       122,950
Bank of Ayudhya Pcl (NVDR)(a)                                             231,100       104,309
BankThai Pcl(a)(d)                                                        643,800       104,614
Banpu Pcl(a)(d)                                                            33,000       114,360
Banpu Pcl (NVDR)                                                           29,700       100,545
BEC World Pcl(d)                                                          475,300       186,856
Big C Supercenter Pcl (NVDR)                                              113,000       110,284
Cal-Comp Electronics (Thailand) Pcl(a)(d)                               1,500,000       154,894
Central Pattana Pcl(d)                                                    540,700       269,252
Ch. Karnchang Pcl(a)(d)                                                   476,500        98,035
Charoen Pokphand Foods Pcl(d)                                           3,314,800       473,481
CP Seven Eleven Pcl(d)                                                  1,500,000       283,056
Delta Electronics (Thailand) Pcl(d)                                       934,670       404,195
Electricity Generating Pcl(d)                                             114,500       222,043
Hana Microelectronic Pcl(d)                                             1,084,100       710,326
Italian-Thai Development Pcl(d)                                         2,003,000       265,107
Kasikornbank Pcl(d)                                                       784,600     1,252,436
Krung Thai Bank Pcl(d)                                                  1,109,000       297,923
Land and Houses Pcl(a)                                                    889,000       164,660
Land and Houses Pcl(d)                                                  1,130,000       222,670
Loxley Pcl(a)(d)                                                        2,001,400       123,793
Major Cineplex Group Pcl(d)                                               754,100       334,014
Minor International Pcl(d)                                              2,042,940       505,983
National Finance Pcl(d)                                                   523,300       197,156
Precious Shipping Pcl(d)                                                  193,000       165,660
PTT Chemical Pcl(d)                                                        78,489       173,826
PTT Exploration & Production Pcl(a)(d)                                    293,000       813,996
PTT Pcl(d)                                                                314,500     1,879,334
Quality House Pcl(d)                                                    4,710,000       132,085
Ratchaburi Electricity Generating Holding Pcl(d)                          261,100       237,799
Saha-Union Pcl(d)                                                          98,700        59,238
Shin Corp. Pcl (NVDR)                                                     426,000       323,785
Siam Cement Pcl(a)                                                        139,600       783,724
Siam Cement Pcl(d)                                                         43,400       261,948
Siam City Bank Pcl(a)(d)                                                  267,000       131,683
Siam City Cement Pcl(d)                                                    42,900       249,608
Siam Commercial Bank Pcl(d)                                               401,000       606,939
Siam Makro Pcl(d)                                                         157,600       256,092
Thai Airways International Pcl(d)                                         269,000       281,126
Thai Military Bank Pcl(a)(d)                                            1,809,000       158,356
Thai Oil Pcl(d)                                                           231,900       387,645
Thai Petrochemical Industry Pcl(a)(d)                                   2,824,000       510,696
Thai Stanley Electric Pcl(d)                                               26,000       106,303
Thai Union Frozen Products Pcl(a)                                         233,000       148,248
Thai Union Frozen Products Pcl(d)                                         230,000       152,166
TISCO Bank Pcl(d)                                                         150,000        88,463
Total Access Communication Pcl(a)                                          95,000       341,916
True Corp. Pcl(a)(d)                                                      730,768       172,373
TT&T Pcl(a)(d)                                                          3,676,000       262,055
------------------------------------------------------------------------------------------------
                                                                                    $18,014,632
------------------------------------------------------------------------------------------------
Turkey -- 3.4%
------------------------------------------------------------------------------------------------
Ak Enerji Elektrik Uretim Otoprodukor Grubu AS(a)                          33,055   $    61,943
Akbank TAS                                                                334,689     1,576,958
Aksigorta AS(a)                                                            52,000       141,019
Anadolu Anonim Turk Sigorta Sirketi(a)                                     43,900        54,860
Anadolu Cam Sanayii AS(a)                                                  26,600        81,835
Anadolu Efes Biracilik ve Malt Sanayii AS                                  41,576     1,116,227
Arcelik AS                                                                 61,583       348,694
Aygaz AS(a)                                                                87,450       193,927
Cimsa Cimento Sanayi ve Ticaret AS                                         64,400       259,069
Denizbank AS(a)                                                            37,300       327,903
Dogan Sirketler Grubu Holding AS                                          240,500       876,380
Dogan Yayin Holding AS(a)                                                  88,698       298,014
Dogus Otomotiv Servis ve Ticaret AS(a)                                     31,400       107,461
Enka Insaat ve Sanayi AS                                                   80,199       580,451
Eregli Demir ve Celik Fabrikalari TAS                                     156,693       738,040
Finansbank AS(a)                                                          192,067       930,456
Ford Otomotiv Sanayi AS(a)                                                 42,700       283,470
Haci Omer Sabanci Holding AS                                              315,237       836,824
Hurriyet Gazetecilik ve Matbaacilik AS                                     82,000       166,060
Ihlas Holding AS(a)                                                       402,300       171,551
KOC Holding AS(a)                                                         325,538       962,139
Migros Turk TAS(a)                                                         48,833       387,134
Nortel Networks Netas Telekomunikasyon AS                                   1,764        34,231
Petkim Petrokimya Holding AS(a)                                            89,300       284,245
Sekerbank TAS(a)                                                           49,700       170,652
Tofas Turk Otomobil Fabrikasi AS(a)                                        43,900       110,092
Trakya CAM Sanayi AS                                                      102,999       275,393
Tupras Turkiye Petrol Rafine AS                                            82,641     1,368,298
Turk Hava Yollari Aninum Ortakligi (THY) AS(a)                            133,348       454,698
Turk Sise ve Cam Fabrikalari AS(a)                                         81,900       219,977
Turkcell Iletisim Hizmet AS                                               364,294     1,681,070
Turkcell Iletisim Hizmet AS (ADR)                                          38,495       456,546
Turkiye Garanti Bankasi AS                                                497,087     1,215,721
Turkiye Is Bankasi                                                        189,628       916,874
Turkiye Sinai Kalkinma Bankasi AS(a)                                       60,000        78,384
Turkiye Vakiflar Bankasi T.A.O                                            162,700       635,027
Vestel Elektronik Sanayi va Ticaret AS(a)                                  15,295        33,095
Yapi ve Kredi Bankasi(a)                                                  241,539       359,701
Zorlu Enerji Elektrik Uretim AS(a)                                         28,500        70,453
------------------------------------------------------------------------------------------------
                                                                                    $18,864,872
------------------------------------------------------------------------------------------------
United States -- 0.4%
------------------------------------------------------------------------------------------------
Southern Copper Corp.                                                      22,169   $ 1,975,923
------------------------------------------------------------------------------------------------
                                                                                    $ 1,975,923
------------------------------------------------------------------------------------------------
Venezuela -- 0.4%
------------------------------------------------------------------------------------------------
Cia Anonima Nacional Telefonos de Venezuela - CANTV (ADR)                  65,152   $ 1,280,237
Mercantil Servicios Financieros CA  (Series B) (ADR)                      161,700       929,532
------------------------------------------------------------------------------------------------
                                                                                    $ 2,209,769
------------------------------------------------------------------------------------------------
Zimbabwe -- 0.6%
------------------------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                                                  597,393   $    47,817
Barclays Bank Zimbabwe                                                    712,759        18,313
Dawn Properties(a)                                                        369,831     1,461,847
Delta Corp. Ltd.                                                          807,488       638,359
Econet Wireless Holdings Ltd.                                              96,681       363,047
Hwange Colliery Co. Ltd.(a)                                               693,000       130,114
Meikles Africa Ltd.                                                        60,013       183,842
NMBZ Holdings Ltd.(a)                                                     994,355        18,670
OK Zimbabwe                                                             1,059,353        30,254
Old Mutual PLC                                                             80,448       747,959
Pelhams Ltd.(a)                                                            86,835           172
Zimbabwe Sun Ltd.                                                         123,277         3,411
------------------------------------------------------------------------------------------------
                                                                                    $ 3,643,805
------------------------------------------------------------------------------------------------
Total Common Stocks
  (cost $334,500,654)                                                               $537,078,289
------------------------------------------------------------------------------------------------
Investment Funds -- 3.3%
Framlington Bulgaria Fund, Ltd.(a)(e)                                      78,180   $    14,854
Genesis Chile Fund Ltd.(a)                                                  3,400        64,192
India Fund, Inc.                                                           95,800     4,425,002
Korea Fund, Inc.                                                           12,110       438,745
Morgan Stanley India Investment Fund, Inc.                                 23,786   $ 1,036,832
Romanian Investment Fund(a)                                                   615       325,950
Saudi Arabia Investment Fund Ltd.                                          65,206     5,451,222
Societe Generale Baltic Republic Fund(e)                                   12,723        47,711
Societe Generale Romania Fund(c)(e)                                         6,450         7,740
UTI India IT Fund Ltd.(a)                                                  22,300       686,840
Vietnam Enterprise Investments Ltd.(a)                                  1,882,733     5,365,789
Vietnam Growth Fund Ltd.(a)                                                17,646       282,336
------------------------------------------------------------------------------------------------
Total Investment Funds (cost $6,409,594)                                            $18,147,213
------------------------------------------------------------------------------------------------
Rights -- 0.0%
Bank Alfalah Ltd. (Pakistan) Expiring 9/12/06(a)                          127,000   $        --
Cia de Bebidas das Americas (Brazil) Expiring 7/31/06                       3,170             1
D.G. Khan Cement Co., Ltd. (Pakistan) Expiring 7/20/06(a)                  15,000        13,702
------------------------------------------------------------------------------------------------
Total Rights (cost $0)                                                              $    13,703
------------------------------------------------------------------------------------------------
Warrants -- 0.4%
CalComp Electronics Pcl Call Warrant (Thailand), expiring
4/19/09, strike THB5.000(a)                                               300,000   $        --
China Overseas Land & Investment Ltd. (China), expiring
7/17/07, strike HKD4.500(a)                                                88,500         2,564
J.P. Morgan International Derivatives Ltd. Call Warrant
(Bharti Televentures (India)), (144A) expiring 10/28/08,
strike INR.0001(a)                                                         81,000       644,728
J.P. Morgan International Derivatives Ltd. Call Warrant (Hero
Honda Motors Ltd. (India)), (144A) expiring 12/22/06, strike
INR.0001(a)                                                                16,000       280,606
J.P. Morgan International Derivatives Ltd. Call Warrant
(Hindustan Lever Ltd. (India)), (144A) expiring 4/4/07,
strike INR.0001                                                           133,000       680,075
J.P. Morgan International Derivatives Ltd. Call Warrant
(Infosys Technologies Ltd. (India)), (144A) expiring 8/25/08,
strike INR.0001(a)                                                          1,575       429,043
J.P. Morgan International Derivatives Ltd. Call Warrant (Tata
Consultancy Services Ltd. (India)), (144A) expiring 11/1/06,
strike INR.0001(a)                                                          5,985       226,044
------------------------------------------------------------------------------------------------
Total Warrants (cost $1,765,657)                                                    $ 2,263,060
------------------------------------------------------------------------------------------------
Total Long-Term Investments -- 100.0%
  (cost $342,675,905)                                                              $557,502,265
------------------------------------------------------------------------------------------------

Short-Term Investments -- 0.8%
                                                                      Principal
Security                                                              Amount (000)        Value
------------------------------------------------------------------------------------------------
Repurchase Agreements
------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase Agreement, dated
6/30/06, 4.90%, due 7/3/06 (cost $4,472,000)(f)(a)                    $     4,472   $ 4,472,000
------------------------------------------------------------------------------------------------
Total Repurchase Agreements
  (cost $4,472,000)                                                                 $ 4,472,000
------------------------------------------------------------------------------------------------
Total Investments -- 100.8%
  (cost $347,147,905)                                                               $561,974,265
------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.8)%                                            $ (4,340,039)
------------------------------------------------------------------------------------------------
Net Assets -- 100%                                                                  $557,634,226
------------------------------------------------------------------------------------------------

(144A)        -- Security Exempt from registration under Rule 144A of
                 the securities Act of 1933.
(ADR)         -- American Depositary Receipt
(GDR)         -- Global Depository Receipt
(NVDR)        -- Non-Voting Depository Receipt
(PFD Shares)  -- Preferred Shares
(a) Non-income producing security.
(b) Represents financial contract with an off-shore broker whereby one contract is equal to one share of the indicated security.
(c) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(d) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(e) Investment fund is in the process of being liquidated.
(f) Repurchase price of $4,473,826. Collateralized by $4,690,000 Federal Home Loan Bank 4.375% due 9/17/2010. The aggregate market value, including accrued interest, of the collateral was $4,563,919.

Industry Classification as of June 30, 2006

                                                     PERCENTAGE
                                                      OF TOTAL       MARKET
SECTOR                                               INVESTMENTS     VALUE
Financials                                              22.0%     $122,886,567
Materials                                               12.8%       71,274,798
Telecommunication Services                              12.7%       70,596,823
Energy                                                  11.3%       63,080,591
Industrial                                               9.7%       53,800,662
Consumer Staples                                         8.4%       46,886,590
Consumer Discretionary                                   7.3%       40,844,965
Information Technology                                   6.1%       34,264,633
Utilities                                                4.4%       24,637,245
Health Care                                              2.4%       13,541,978
Investment Funds                                         2.3%       12,789,542
Other                                                    0.5%        2,897,870

Currency Concentration of Portfolio as of June 30, 2006

                                                     PERCENTAGE
                                                      OF TOTAL
CURRENCY                                             INVESTMENTS     VALUE
United States Dollar                                    22.3%     $124,627,942
Mexican Peso                                             6.6%       36,756,331
South African Rand                                       6.5%       36,183,799
Hong Kong Dollar                                         6.4%       35,619,442
New Taiwan Dollar                                        6.3%       35,175,712
South Korean Won                                         6.1%       33,773,286
Brazilian Real                                           5.8%       32,210,105
Indonesian Rupiah                                        3.5%       19,732,554
Malaysian Ringgit                                        3.4%       19,097,598
Hungarian Forint                                         3.4%       18,780,409
New Turkish Lira                                         3.3%       18,408,327
Thailand Baht                                            3.2%       17,672,716
Polish Zloty                                             3.0%       16,532,676
Czech Koruna                                             2.9%       16,513,605
Philippine Peso                                          2.5%       13,703,353
Israeli Shekel                                           2.2%       12,348,561
Other Currencies                                        12.6%       70,365,849

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of June 30, 2006

Assets
----------------------------------------------------------------------------
Investments in securities, at value
  (identified cost, $347,147,905)                              $ 561,974,265
Cash                                                                  63,315
Foreign currency, at value (identified cost $177,820)                174,655
Receivable for securities sold                                     8,359,730
Dividends and interest receivable                                  1,972,133
Receivable for capital stock sold                                  1,493,597
Tax reclaims receivable                                               42,101
----------------------------------------------------------------------------
Total assets                                                   $ 574,079,796
----------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------
Payable for investment securities purchased                    $   7,521,390
Payable for capital stock redeemed                                 6,229,219
Accrued capital gains taxes                                        2,694,961
----------------------------------------------------------------------------
Total liabilities                                              $  16,445,570
----------------------------------------------------------------------------
Net Assets                                                     $ 557,634,226
----------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------
Paid-in capital                                                $ 360,898,732
Distributions in excess of net investment income                    (207,665)
Accumulated net realized loss on investments and
  foreign currency related transactions                          (15,150,361)
Net unrealized appreciation of investments and
  foreign currencies                                             212,093,520
----------------------------------------------------------------------------
Total                                                          $ 557,634,226
----------------------------------------------------------------------------

Institutional Shares
----------------------------------------------------------------------------
Net Assets                                                     $ 557,634,226
Shares Outstanding                                                17,647,504
Net Asset Value and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)       $       31.60
----------------------------------------------------------------------------

Statement of Operations

For the Year Ended June 30, 2006

Investment Income
----------------------------------------------------------------------------
Dividends (net of foreign taxes, $1,256,000)                   $  12,445,669
Interest                                                             192,076
----------------------------------------------------------------------------
Total income                                                   $  12,637,745
----------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------
Management fee                                                 $   2,031,849
Administration fees                                                2,257,611
----------------------------------------------------------------------------
Total expenses                                                 $   4,289,460
----------------------------------------------------------------------------
Net investment income                                          $   8,348,285
----------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions                                          7,969,046(1)
  Foreign currency related transactions                             (629,651)
----------------------------------------------------------------------------
Net realized gain                                              $   7,339,395
----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments                                                  $  99,426,608(2)
  Foreign currencies                                                 (16,596)
----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           $  99,410,012
----------------------------------------------------------------------------
Net realized and unrealized gain                               $ 106,749,407
----------------------------------------------------------------------------
Net increase in net assets from operations                     $ 115,097,692
----------------------------------------------------------------------------

(1) Net of foreign capital gains taxes $71,913 (see Note1(c)).
(2) Net of foreign capital gains taxes of $1,925,249 (See Note 1(c)).

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2006

FINANCIAL STATEMENTS CONT'D


Statements of Changes in Net Assets

Increase (Decrease)                                                  Year Ended     Year Ended
in Net Assets                                                       June 30, 2006  June 30, 2005
-----------------------------------------------------------------------------------------------
From operations --
  Net investment income                                               $ 8,348,285   $ 4,352,995
  Net realized gain on investment and foreign
    currency transactions                                               7,339,395     7,335,647
  Net change in unrealized appreciation
    (depreciation) on investment and foreign
    currencies                                                         99,410,012    56,832,102
-----------------------------------------------------------------------------------------------
Net increase in net assets from operations                            $115,097,692  $68,520,744
-----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from --
    Net investment income                                             $(9,490,505)  $(2,730,766)
-----------------------------------------------------------------------------------------------
Fund share transactions --
  Proceeds from sale of shares                                        $185,064,361  $91,696,433
  Net asset value of shares issued as reinvestment
    of dividends                                                        7,446,264     2,050,127
  Cost of shares redeemed                                             (38,883,690)  (22,745,680)
  Fund purchase and redemption fees (Note 1)                              344,729       512,453
-----------------------------------------------------------------------------------------------
Net increase resulting from Fund share
  transactions                                                        $153,971,664  $71,513,333
-----------------------------------------------------------------------------------------------
Net increase in net assets                                            $259,578,851  $137,303,311
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of year                                                  $298,055,375  $160,752,064
-----------------------------------------------------------------------------------------------
At end of year                                                        $557,634,226  $298,055,375
-----------------------------------------------------------------------------------------------
Undistributed (distribution in excess of) net
  investment income included in net assets
  at end of year                                                      $  (207,665)  $   593,750
-----------------------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights
                                                                      Year Ended June 30,
                               --------------------------------------------------------------------------------===----------
                                  2006                 2005                2004(a)               2003                2002
----------------------------------------------------------------------------------------------------------------=-----------
Net asset value -- Beginning
of year                           $  23.88             $  17.34             $  13.09             $  11.24           $  11.29
----------------------------------------------------------------------------------------------------------------=-----------
Income from operations
---------------------------------------------------------------------------------------------------------------=------------
Net investment income(b)          $   0.55             $   0.42             $   0.27             $   0.26           $   0.22
Net realized and unrealized
gain (loss)                           7.81                 6.35                 4.68                 1.68              (0.09)
--------------------------------------------------------------------------------------------------------------=-------------
Total income from operations      $   8.36             $   6.77             $   4.95             $   1.94           $   0.13
-------------------------------------------------------------------------------------------------------------=--------------
Less distributions to shareholders
-------------------------------------------------------------------------------------------------------------=--------------
From net investment income        $  (0.66)            $  (0.28)            $  (0.75)            $  (0.12)          $  (0.21)
--------------------------------------------------------------------------------------------------------------=-------------
Fund purchase and redemption
fee added to
paid-in capital(b)                $   0.02             $   0.05             $   0.05             $   0.03           $   0.03
--------------------------------------------------------------------------------------------------------------=-------------
Net asset value -- end of
year                              $  31.60             $  23.88             $  17.34             $  13.09           $  11.24
----------------------------------------------------------------------------------------------------------------=-----------
Total Return(c)                      35.35%               39.46%               38.49%               17.71%              1.46%
----------------------------------------------------------------------------------------------------------------=-----------

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------=----------
Net assets, end of year
(000's omitted)                   $557,634             $298,055             $160,752             $114,822           $ 86,654
Ratio of total expenses to
average net assets                    0.95%                0.95%                0.95%                1.01%(d)           1.07%(d)
Ratio of net investment
income to average net assets          1.84%                1.99%                1.67%                2.33%              1.99%
Portfolio Turnover                       9%                   7%                  12%                  17%                32%
--------------------------------------------------------------------------------------------------------------------------=-
(a) On February 6, 2004, the Fund acquired the net assets of PIMCO PPA Fund, a series of PIMCO Funds: Multi-Manager Series pursuant to a plan of reorganization approved by its shareholders. The financial statements of the Fund reflect the historical financial results of the PIMCO PPA Fund prior to its reorganization.
(b) Per share amounts based on average number of shares outstanding during the year.
(c) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges.
    Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d) Ratio of expenses to average net assets excluding tax and trustees' expense is 0.95%.

                                              See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Eaton Vance Tax-Managed Emerging Markets Fund (the Fund) is a series of
  Eaton Vance Series Trust II (the Trust), a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers one class of shares. Class I shares are offered at net asset value and not subject to a sales charge. The Fund's investment objective is to seek long-term, after-tax returns for its shareholders. The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries, which are those considered to be developing. The investment objective and policies of the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund (PIMCO PPA Fund) were substantially similar to those of the Fund. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices or in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the fund. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign equity securities. Investments held by the Fund for which valuations or market quotations are not readily available or determined to be unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries tax rules and rates. At June 30, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $14,919,815, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire June 30, 2012 ($362,373), June 30, 2011 ($2,856,200), June 30, 2010 ($4,652,533)
  and June 30, 2009 ($7,048,709). As of June 30, 2006, the Fund's ability to offset $307,554 of its capital loss carryover against its capital gains is limited by the Internal Revenue Code. This limitation may decrease in subsequent years. In the year ended June 30, 2006, capital loss carryover of $6,917,996 was utilized to offset net realized gains.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to capital gains taxes in certain countries in which it invests. In determining the daily net asset value, the Fund estimates the accrual for capital gains taxes, if any, based on the unrealized appreciation on certain Fund securities and the related tax rates. At June 30, 2006, the Fund had an accrual for capital gains taxes of $2,694,961 of which $1,925,241 is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations and were $71,913 for the year ended June 30, 2006.

  The fund subject to a Contribucao Provisoria sobre Movimentacoes Financeiras ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market for certain securities. The CPMF tax has been included in the net realized gain (loss) on investments.

  D Expenses -- Expenses of the Trust that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  F Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  G Fund Redemption Fees -- Fund shares are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. This fee is not paid separately but is deducted automatically from the amount received in connection with a redemption or exchange. The redemption fee is retained by the Fund to defray the costs associated with the sale of portfolio securities to satisfy an exchange or redemption request. Shares acquired through the reinvestment of dividends and capital gains distributions paid to shareholders by the Fund are not subject to the redemption fee. Prior to April 1, 2005, Institutional shares were subject to both a purchase fee, at the time of purchase, and a redemption fee, at the time of exchange or redemption, equal to 1% of the net asset value of the shares purchased, exchanged or redeemed. Shareholders that held shares on March 31, 2005 are subject to only the 1% redemption fee on the sale or exchange of those shares because they paid the 1% purchase fee at the time those shares were purchased. Shareholders that purchased shares of the PIMCO PPA on or before June 30, 1998 and exchanged those shares for shares of the Fund in the February 6, 2004 merger of the Predecessor Fund into the Fund are not subject to the redemption fee on the sale or exchange of those shares.

  H Repurchase Agreements -- Under the terms of a repurchase agreement, the Fund's custodian takes possession of an underlying collateral security, the market value of which is at all times at least equal to the principal, including accrued interest, of the repurchase transaction. In the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral by the Fund may be delayed or limited.

  I Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  J Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

  K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  2 Distributions to Shareholders -- It is the present policy of the Fund to make (a) at least one distribution annually of all or substantially all of its net investment income, and (b) at least one distribution annually of all or substantially all of its realized capital gains. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

  The tax character of the distributions declared for the years ended June 30, 2006 and June 30, 2005 was as follows:

                                          Year Ended June 30,
                                        ------------------------
                                          2006           2005
  --------------------------------------------------------------
  Distributions declared from:
  --------------------------------------------------------------
  Ordinary Income                      $9,490,505     $2,730,766
  --------------------------------------------------------------

  During the year ended June 30, 2006 distributions in excess of net investment income was increased by $340,805, and accumulated net realized loss on investments was decreased by $337,287 primarily due to differences between book and tax accounting for Passive Foreign Investment Companies and foreign currency transactions. This change had no effect on the net assets or the net asset value per share.

  At June 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

  Undistributed ordinary income                                  $ 7,423,691
  ---------------------------------------------------------------------------
  Capital loss carryforward/post-October loss                    $14,919,815
  ---------------------------------------------------------------------------

  The temporary differences between book and tax basis distributable earnings (accumulated losses) are primarily due to Passive Foreign Investment Companies and wash sales.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issues an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

  Institutional Class                     Year ended June 30,
                                        ------------------------
                                          2006           2005
  --------------------------------------------------------------
  Sales                                 6,197,702      4,141,800
  Reinvestments                           258,371         94,215
  Redemptions                          (1,291,410)    (1,022,754)
  --------------------------------------------------------------
  Net increase                          5,164,663      3,213,261
  --------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  Under the terms of its investment advisory agreement with Eaton Vance Management (EVM), the Fund pays EVM a monthly advisory fee equal to an annual rate of 0.45% of the Fund's average daily net assets. For the year ended June 30, 2006, the advisory fee earned by EVM amounted to $2,031,849. Pursuant to a sub-advisory agreement, EVM pays a monthly sub-advisory fee to Parametric Portfolio Associates, an indirect, majority-owned subsidiary of EVM equal to an annual rate of 0.35% of the Fund's average daily net assets.

  EVM also serves as administrator to the Fund and receives from the Fund a monthly administration fee equal to an annual rate of 0.50% of the Fund's average daily net assets. The administration fee covers Trustees fees and most third party expenses, excluding taxes, interest and extraordinary expenses. For the year ended June 30, 2006, the Fund paid $2,257,611 for administrative services to EVM.

  EVM also serves as the sub-transfer agent to the Fund, at no additional cost to the Fund.

  Certain officers and Trustees of the Fund are officers of EVM or Parametric Portfolio Associates. The Fund did not pay any Trustees fees for the year ended June 30, 2006.

  5 Investment Transactions -- Purchases and sales of investments, other than short-term obligations, aggregated $198,139,597 and $42,015,386, respectively, for the year ended June 30, 2006.

  6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation) -- The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

  Aggregate Cost                                              $ 355,163,069
  ---------------------------------------------------------------------------
  Gross unrealized appreciation                                $219,268,794
  Gross unrealized depreciation                                 (12,457,598)
  ---------------------------------------------------------------------------
  Net unrealized appreciation                                  $206,811,196
  ---------------------------------------------------------------------------

  The net unrealized depreciation on foreign currency was $3,165 at June 30, 2006.

  7 Risks Associated with Foreign Investments -- Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

  8 Financial Instruments -- The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2006, there were no obligations outstanding under these financial instruments.

  9 Recently Issued Accounting Pronouncements -- In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Trustees and Shareholders of Eaton Vance
Tax-Managed Emerging Markets Fund:
--------------------------------------------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Emerging Markets Fund, a series of Eaton Vance Series Trust II (the "Fund"), at June 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
August 17, 2006

Eaton Vance Tax-Managed Emerging Markets

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals and the foreign tax credit.

QUALIFIED DIVIDEND INCOME. The Fund designates approximately $9,815,562, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

FOREIGN TAX CREDIT. The Fund paid foreign taxes of $1,177,335 and recognized foreign source income of $13,701,669.

Eaton Vance Tax-Managed Emerging Markets

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

OVERVIEW OF THE CONTRACT REVIEW PROCESS
The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

    o An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

    o An independent report comparing each fund's total expense ratio and its components to comparable funds;

    o An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

    o Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

    o Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

    o Profitability analyses for each adviser with respect to each fund managed by it;

  Information about Portfolio Management

    o Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

    o Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

    o  Data relating to portfolio turnover rates of each fund;

    o The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

  Information about each Adviser

    o  Reports detailing the financial results and condition of each adviser;

    o Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

    o Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

    o Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market- timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

    o Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

  Other Relevant Information

    o Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

    o Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

    o  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

RESULTS OF THE PROCESS
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax- Managed Emerging Markets Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreement with Parametric Portfolio Associates (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement and sub- advisory agreement for the Fund.

NATURE, EXTENT AND QUALITY OF SERVICES
In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements, respectively.

FUND PERFORMANCE
The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year period ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

MANAGEMENT FEES AND EXPENSES
The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fee (including administrative fees) and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

PROFITABILITY
The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

ECONOMIES OF SCALE
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub- adviser, and the Fund. The Board also concluded that assuming reasonably foreseeable increase in the assets of the Portfolio, the Adviser and its affiliates, including the Sub-adviser, and the Fund can be expected to continue to share such benefits equitably.

Eaton Vance Tax-Managed Emerging Markets Fund

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

                                              Term of                                           Number of
                            Position(s)      Office and                                     Portfolios in Fund
                              with the       Length of         Principal Occupation(s)       Complex Overseen          Other
Name and Date of Birth         Trust          Service          During Past Five Years         By Trustee(1)      Directorships Held
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustee

James B. Hawkes               Trustee     Since 1998        Chairman, and Chief Executive          166           Director of EVC
11/9/41                                                     Officer of BMR, EVC, EVM and
                                                            EV; Director of EV; Vice
                                                            President and Director of
                                                            EVD. Trustee and/ or officer
                                                            of 166 registered investment
                                                            companies in the Eaton Vance
                                                            Fund Complex. Mr. Hawkes is
                                                            an interested person because
                                                            of his positions with BMR,
                                                            EVM, EVC and EV, which are
                                                            affiliates of the Trust.

Noninterested Trustee(s)

Benjamin C. Esty              Trustee     Since 2005        Ray and Elizabeth Simmons              166           None
1/2/63                                                      Professor of Business
                                                            Administration, Harvard
                                                            University Graduate School of
                                                            Business Administration
                                                            (since 2003). Formerly,
                                                            Associate Professor, Harvard
                                                            University Graduate School of
                                                            Business Administration
                                                            (2000-2003).

Samuel L. Hayes, III        Trustee and    Trustee since    Jacob H. Schiff Professor of           166           Director of
2/23/35                     Chairman of       1989 and      Investment Banking Emeritus,                         Tiffany & Co.
                             the Board    Chairman of the   Harvard university Graduate                          (specialty
                                          Board since 2005  School of Business                                   retailer)
                                                            Administration. Director of
                                                            Yakima Products Inc.
                                                            (manufacturer of automotive
                                                            accessories) (since 2001) and
                                                            Director of Telect, Inc.
                                                            (telecommunication services
                                                            company) (since 2000).

William H. Park               Trustee     Since 2003        Vice Chairman, Commercial              158           None
9/19/47                                                     Industrial Finance Corp.
                                                            (specialty finance company)
                                                            (since 2005), formerly
                                                            President and Chief Executive
                                                            Officer, Prizm Capital
                                                            Management, LLC (investment
                                                            management firm) (2002-2005).
                                                            Formerly, Executive Vice
                                                            President and Chief Financial
                                                            Officer, United Asset
                                                            Management Corporation (a
                                                            holding company owning
                                                            institutional investment
                                                            management firms)
                                                            (1982-2001).

Ronald A. Pearlman            Trustee     Since 2003        Professor of Law, Georgetown           166           None
7/10/40                                                     University Law Center.

Norton H. Reamer              Trustee     Since 1989        President, Chief Executive             166           None
9/21/35                                                     Officer and a Director of
                                                            Asset Management Finance
                                                            Corp. (a specialty finance
                                                            company serving the
                                                            investment management
                                                            industry) (since October
                                                            2003). President, Unicorn
                                                            Corporation (an investment
                                                            and financial advisory
                                                            services company) (since
                                                            September 2000). Chairman,
                                                            Hellman, Jordan Management
                                                            Co., Inc. (an investment
                                                            management company)
                                                            (2000-2003). Formerly,
                                                            Advisory Director of
                                                            Berkshire Capital Corporation
                                                            (investment banking firm)
                                                            (2002-2003).

Lynn A. Stout                 Trustee     Since 2001        Professor of Law, University           166           None
9/14/57                                                     of California at Los Angeles
                                                            School of Law (since July
                                                            2001). Formerly, Professor of
                                                            Law, Georgetown University
                                                            Law Center.
Noninterested Trustee(s)

Ralph F. Verni                Trustee     Since 2005        Consultant and private                 166           None
1/26/43                                                     investor.

                                              Term of
                            Position(s)      Office and
                              with the       Length of         Principal Occupation(s)
Name and Date of Birth         Trust          Service          During Past Five Years
------------------------------------------------------------------------------------------------------------------------------
Principal Officers who are not Trustees

Michael W. Weilheimer        President     Since 2002(2)    Vice President of EVM and BMR. Officer of 9 registered investment
2/11/61                                                     companies managed by EVM or BMR

Thomas P. Huggins               Vice         Since 2000     Vice President of EVM and BMR. Officer of 4 registered investment
3/7/66                       President                      companies managed by EVM or BMR

Cliff Quisenberry, Jr.          Vice         Since 2003     Vice President and Director of Research and Product Development of
1/1/65                       President                      Parametric Portfolio Associates ("Parametric"). Officer of 30
                                                            registered investment companies managed by EVM or BMR.

Barbara E. Campbell          Treasurer     Since 2005(2)    Vice President of EVM and BMR. Officer of 166 registered investment
4/1/45                                                      companies managed by EVM or BMR.

Alan R. Dynner               Secretary       Since 1997     Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV
10/10/40                                                    and EVC. Officer of 166 registered investment companies managed by EVM or BMR.

Paul M. O'Neil                 Chief         Since 2004
7/11/53                      Compliance                     Vice President of EVM and BMR. Officer of 166 registered investment
                              Officer                       companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Weilheimer served as Vice President of the Trust since 1996 Prior to 2005, Ms. Campbell served as Assistant
    Treasurer of the Trust since 1994.

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and can be obtained without charge by calling 1-800-225-6265.

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

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

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
      INVESTMENT ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


          SUB-ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                         PARAMETRIC PORTFOLIO ASSOCIATES
                             1151 FAIRVIEW AVENUE N.
                                SEATTLE, WA 98109


         ADMINISTRATOR OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                          STATE STREET BANK & TRUST CO.
                               225 FRANKLIN STREET
                                BOSTON, MA 02110


                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                  EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

2050-8/06                                                               TMEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Eaton Vance Tax-Managed Emerging Markets Fund (the "Fund") is a series of Eaton Vance Series Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 2 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following tables present the aggregate fees billed to the Fund for the fiscal years ended June 30, 2005 and June 30, 2006 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Tax-Managed Emerging Markets Fund

FISCAL YEARS ENDED            6/30/05                   6/30/06
-------------------------------------------------------------------------------

Audit Fees                   $ 85,000                  $ 71,200

Audit-Related Fees((1))      $ 0                       $ 0

Tax Fees(2)                  $ 13,250                  $ 14,025

All Other Fees(3)            $ 0                       $ 0
                             --------------------------------------------------

Total                        $ 98,250                  $ 85,225
                             ==================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends. The Fund's fiscal year end is June 30. The current fiscal year end of Eaton Vance Income Fund of Boston, the other Series in the Trust, is October 31. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the Series's principal accountant for the last two fiscal years/periods of each Series.


FISCAL YEARS/PERIODS     10/31/04       6/30/05         10/31/05       6/30/06
ENDED

AUDIT FEE                $ 35,650       $85,000         $22,900        $ 71,200

AUDIT RELATED FEES(1)    $ 0            $ 0             $0             $ 0

TAX FEES(2)              $ 18,675       $13,250         $14,325        $14,025

ALL OTHER FEES(3)        $ 0            $ 0             $0             $ 0

TOTAL                    $ 54,325       $ 98,250        $37,225        $85,225


(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series's respective principal accountant (PricewaterhouseCoopers LLP) for the last two fiscal years/periods of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by PricewaterhouseCoopers LLP for the last two fiscal years/periods of each Series.

FISCAL YEARS ENDED     10/31/04        6/30/05          10/31/05        6/30/06

REGISTRANT(1)          $18,675         $13,250          $14,325         $14,025

EATON VANCE(2)         $84,490         $98,305          $33,235         $83,416

(1) Includes all of the Series in the Trust.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountants of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountants' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No Material Changes.

ITEM 11. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:   /s/ Michael W. Weilheimer
      ----------------------------
      Michael W. Weilheimer
      President

Date: August 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Barbara E. Campbell
      ----------------------------
      Barbara E. Campbell
      Treasurer

Date: August 15, 2006


By:   /s/ Michael W. Weilheimer
      ----------------------------
      Michael W. Weilheimer
      President

Date: August 15, 2006